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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21558

                        Pioneer Short Term Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31


Date of reporting period:  September 1, 2009 through February 28, 2010


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


                     Pioneer Short Term
                     Income Fund
--------------------------------------------------------------------------------
                     Semiannual Report | February 28, 2010
--------------------------------------------------------------------------------

                     Ticker Symbols:
                     Class A STABX
                     Class B STBBX
                     Class C PSHCX
                     Class Y PSHYX

                     [LOGO]PIONEER
                           Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                           2
Portfolio Management Discussion                 4
Portfolio Summary                               8
Prices and Distributions                        9
Performance Update                             10
Comparing Ongoing Fund Expenses                14
Schedule of Investments                        16
Financial Statements                           37
Notes to Financial Statements                  45
Approval of Investment Advisory Agreement      54
Trustees, Officers and Service Providers       58

              Pioneer Short Term Income Fund | Semiannual Report | 2/28/10     1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have begun to recover over the past year from one of their most tumultuous periods in history. This is a welcome relief, and we are generally optimistic about the prospects for the economy going forward. Still, challenges remain: unemployment is high; consumer demand and loan growth are weak; and housing has not returned to normal.

At Pioneer, we have long advocated the benefits of investing for the long term. This strategy has generally performed well for many investors. Those who remained invested in the market during the downturn have most likely seen their portfolios start to recover over the past year, as the Dow Jones Industrial Average climbed back from the depressed levels we saw in early 2009. Many bond investors have similarly seen a strong rebound, with a broad-based recovery occurring across many different fixed-income asset classes. The riskiest asset classes, such as high-yield bonds, outperformed other fixed-income asset classes during most of 2009.

At Pioneer, we are not changing the approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we see potential opportunities for making money in many corners of the markets around the globe, it takes research and experience to separate solid investment opportunities from speculation.

Following this difficult period, many investors are rethinking their approach to investing and risk management. Some are questioning whether the basic investment principles they were taught in the past are still useful in today's markets. Complicating matters is that financial markets remain unpredictable. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.

2     Pioneer Short Term Income Fund | Semiannual Report | 2/28/10

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.

Respectfully,

/s/Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

              Pioneer Short Term Income Fund | Semiannual Report | 2/28/10     3

Portfolio Management Discussion | 2/28/10

In the following interview, portfolio managers Richard Schlanger and Charles Melchreit discuss the factors that influenced Pioneer Short Term Income Fund's performance for the six-month period ended February 28, 2010.

Q Can you describe the market environment for fixed-income investors over the six-month period ended February 28, 2010?

A The economy continued to mend gradually over the period, helping to further stabilize the credit markets. The "green shoots" of recovery were increasingly visible, and the fourth quarter of 2009 saw gross domestic product (GDP) growth come in at a robust 5.7%. Of course, the improvement was aided by a range of government programs designed to stimulate the economy and re-start the flow of credit. In addition, while it appears that unemployment peaked during the period, the economy continued to shed jobs. With unemployment continuing to hover near 10%, the Federal Reserve Board (the Fed) kept the target for its benchmark short-term interest rate between 0.00% and 0.25% for the entire six-month period. The Fed has been supported in its efforts to maintain an accommodative stance by generally moderate inflation numbers.

     Given increasing signs of at least modest economic improvement, credit spreads -- the incremental yield offered by lower-quality versus higher-quality fixed-income instruments -- narrowed for much of the six-month period, as prices rose on lower-rated issues. In addition, with short rates anchored at low levels by the Fed, the trend was toward a steepening of the yield curve over most of the six months ended February 28, 2010. Those trends were mitigated by a moderate flight to quality in the wake of credit worries over Dubai and Greece, which sparked fears in some quarters of a "double dip" recession. However, investor sentiment recovered as economic indicators continued to signal recovery, and credit spreads finished the period significantly tighter.

     For the six months ended February 28, 2010, Treasury yields fell from already low levels and the yield curve steepened, as declines were more significant on shorter maturities. To illustrate, the two-year Treasury yield fell by 16 basis points (0.16%), from 0.97% to 0.81%, while the five-year Treasury fell by 9 basis points (0.09%), from 2.39% to 2.30%. (100 basis points is equal to one percentage point of yield). The relatively modest decline in rates for the full six-month period masked a noticeable degree of volatility along the way, as the yield on the two-year bond ranged as high as 1.14% on economic optimism, and fell to 0.67% in the wake of the sovereign credit concerns.

4     Pioneer Short Term Income Fund | Semiannual Report | 2/28/10

Q How did the Fund perform in this environment during the six months ended February 28, 2010?

A The Fund's Class A shares returned 4.18% at net asset value during the six months ended February 28, 2010, compared with a 1.77% return for the Fund's benchmark, the Barclays Capital (formerly Lehman Brothers) One-to-Three Year Government/Credit Index (the Barclays Index). Over the same period, the average return of the 267 funds in Lipper's Short Investment-Grade Debt Funds category was 3.29%. The Fund's SEC yield as of February 28, 2010, was 2.38%.

Q Can you review your principal investment strategies for the Fund and how they affected the Fund's performance during the six months ended February 28, 2010?

A We continued to follow a disciplined investment process based on identifying relative value among fixed-income sectors and carefully evaluating the risk/reward profile of credit-sensitive issues. We moved the Fund down slightly in credit quality during the period, on signs that the economic backdrop was improving. We added to the Fund's holdings of corporate bonds rated BBB and BB.

     In particular, we have continued to make significant purchases for the Fund of new corporate issuance, in order to take advantage of the higher yields being offered by those securities compared with issues traded in the secondary market. For much of the six-month period, newly issued investment-grade corporate debt generally offered more than 200 basis points (2.00%) of additional yield over Treasuries of comparable maturity. Our purchases for the Fund in that area helped performance, as corporate spreads narrowed over the six months ended February 28, 2010.

     The Fund had very little exposure to U.S. Treasury issues, reflecting our view that Treasuries, while viewed by many investors as a safe haven, have not been valued attractively compared with credit-sensitive sectors, given their negative real yields. The Fund's light exposure to Treasuries helped performance during the period, as they underperformed in an environment of narrowing credit spreads.

              Pioneer Short Term Income Fund | Semiannual Report | 2/28/10     5

     With respect to the Fund's mortgage-related holdings, as the period progressed we sought to reduce the Fund's exposure to issues that have benefited in recent quarters from government efforts to enhance market liquidity -- in anticipation of the Fed's removing its support at the end of March. As a result, we trimmed the Fund's holdings in securities backed by Ginnie Mae, Fannie Mae and Freddie Mac, in favor of non-agency collateralized mortgage obligations designed to provide predictable cash flows and that we believed were attractively valued. We have also continued to maintain a significant exposure in the Fund to commercial mortgage-backed securities and asset-backed securities (such as issues backed by home equity loans). All of those sectors outperformed agency pass-through securities over the six-month period.

     At February 28, 2010, mortgage-related and asset-backed securities accounted for 48% of Fund assets; the Fund's corporate holdings represented 32% of assets; and U.S. Treasury and Agency issues represented nearly 17% of the Fund's portfolio. The remaining 3% of assets was held in cash in the form of very short-term commercial paper.

     The Fund's overall duration at the end of February was 1.7 years as compared to 1.9 years for the benchmark Barclays Index. The Fund's yield-curve positioning was a modest restraint on returns for the six months ended February 28, 2010, as the Fund had an underweight exposure to the 2-year area of the curve, which benefited the most as the curve steepened during the period.

Q    What is your assessment of the current climate for fixed-income investing?

A Over the short term, we believe the markets can expect more of the same as the economy continues to mend. Our view remains that the most likely scenario is for a very gradual recovery in global economic conditions, with emerging economies taking the lead.

     As such, we believe that the Fed is unlikely to raise interest rates over the next quarter or two, given moderate inflation and the persistent high unemployment rate. However, we will be positioning the Fund's portfolio to protect against an upside surprise in economic growth numbers which could lead to market speculation that the Fed will have its hand forced by inflation fears. As a short-term fund, we typically focus on issues with maturities ranging from overnight (commercial paper) to the five-year range. For now, we expect to maintain the Fund's somewhat lighter exposure to the two-to-three year area of the yield curve, which we expect would be the area most affected by any expectation of Fed tightening.

     While the yield advantage provided by corporate issues has narrowed, we continue to see potential for further strengthening of prices in the sector as

6     Pioneer Short Term Income Fund | Semiannual Report | 2/28/10
     the economy recovers. At the same time, we will be monitoring the actions and health of the companies that issued the bonds held in the Fund's portfolio closely, and focusing strongly on assessing whether the Fund is being adequately paid for any credit risk assumed. In particular, if companies find it difficult to generate top-line growth given high unemployment and a weakened consumer, they may be tempted to engage in acquisitions that could affect their credit ratings.

     As always, we will seek over the remainder of the Fund's fiscal year to provide a high level of current income, while reducing the impact of interest rate changes on the Fund's share price. In the current, low-interest rate environment, we believe our focus on income and relative share price stability continues to make the Fund an attractive investment for appropriate investors.

Please refer to the Schedule of Investments on pages 16-36 for a full listing of Fund securities.

When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of the issuers of the underlying securities and their inability to meet their debt obligations. These risks may increase share price volatility. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. The securities issued by U.S. government sponsored entities (i.e. Fannie Mae, Freddie Mac) are neither guaranteed nor issued by the U.S. government. The portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. Mortgage-backed securities are also subject to pre-payments. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Past performance is not a guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes.

              Pioneer Short Term Income Fund | Semiannual Report | 2/28/10     7

Portfolio Summary | 2/28/10

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

Collateralized Mortgage Obligations                                        31.2%
U.S. Corporate Bonds                                                       29.6%
U.S. Government Securities                                                 27.3%
Asset Backed Securities                                                     8.3%
Senior Floating Rate Loans                                                  1.8%
Temporary Cash Investments                                                  0.7%
Municipal Bonds                                                             0.5%
Convertible Corporate Bonds                                                 0.4%
Foreign Government Bonds                                                    0.2%

Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio; based on S&P ratings)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

Commercial Paper                                                            2.9%
Treasury/Agency                                                            54.4%
AAA                                                                         1.4%
AA                                                                          7.7%
A                                                                           9.6%
BBB                                                                        14.7%
BB                                                                          5.4%
B & Lower                                                                   3.9%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total long-term holdings)*

 1. U.S. Treasury Notes, 0.875%, 5/31/11                                  3.64%
 2. U.S. Treasury Notes, 1.875%, 6/15/12                                  3.36
 3. U.S. Treasury Notes, 1.5%, 7/15/12                                    2.66
 4. U.S. Treasury Notes, 1.0%, 7/31/11                                    2.65
 5. CS First Boston Mortgage Security, 7.13%, 11/15/30                    1.71
 6. LBUBS 2001-C2 C, 6.975%, 9/15/34                                      1.70
 7. Countrywide Home Loans, Inc., 5.5%, 10/25/32                          1.51
 8. RALI 2005-QA10 A41, 5.7412%, 9/25/35                                  1.40
 9. Federal National Mortgage Association, 6.0%, 1/1/39                   1.39
10. U.S. Treasury Notes, 1.75%, 8/15/12                                   1.34

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

8     Pioneer Short Term Income Fund | Semiannual Report | 2/28/10

Prices and Distributions | 2/28/10

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class                                             2/28/10                8/31/09
--------------------------------------------------------------------------------
  A                                               $ 9.62                 $ 9.40
--------------------------------------------------------------------------------
  B                                               $ 9.62                 $ 9.39
--------------------------------------------------------------------------------
  C                                               $ 9.60                 $ 9.38
--------------------------------------------------------------------------------
  Y                                               $ 9.61                 $ 9.38
--------------------------------------------------------------------------------

Distributions per Share: 9/1/09-2/28/10
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                Net Investment     Short-Term        Long-Term
Class                               Income        Capital Gains    Capital Gains
--------------------------------------------------------------------------------
  A                                $ 0.1700           $ --             $ --
--------------------------------------------------------------------------------
  B                                $ 0.1273           $ --             $ --
--------------------------------------------------------------------------------
  C                                $ 0.1295           $ --             $ --
--------------------------------------------------------------------------------
  Y                                $ 0.1841           $ --             $ --
--------------------------------------------------------------------------------

              Pioneer Short Term Income Fund | Semiannual Report | 2/28/10     9

Performance Update | 2/28/10                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Short Term Income Fund at public offering price, compared to that of the Barclays Capital One- to Three-Year Government/Credit Index.

Average Annual Total Returns
(As of February 28, 2010)
--------------------------------------------------------------------------------
                                              Net Asset          Public Offering
Period                                        Value (NAV)        Price (POP)
--------------------------------------------------------------------------------
Life-of-Class
(7/8/04)                                       3.40%             2.93%
5 Years                                        3.70              3.19
1 Year                                        12.09              9.28
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 31, 2009)
-------------------------------------------------------------------------------
                                              Gross              Net
--------------------------------------------------------------------------------
                                              1.15%              0.90%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

             Pioneer Short Term             Barclays Capital One- to
                Income Fund             Three-Year Government/Credit Index
7/04              $ 9,750                            $10,000
2/05              $ 9,816                            $10,062
2/06              $ 9,986                            $10,294
2/07              $10,438                            $10,810
2/08              $10,960                            $11,732
2/09              $10,504                            $12,009
2/10              $11,774                            $12,581

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 2.50% sales charge. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/12 for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Barclays Capital One- to Three-Year Government/Credit Index measures the performance of the short-term (1 to 3 years) government and investment-grade corporate bond markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

10     Pioneer Short Term Income Fund | Semiannual Report | 2/28/10

Performance Update | 2/28/10                                      Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Short Term Income Fund, compared to that of the Barclays Capital One- to Three-Year Government/Credit Index.

Average Annual Total Returns
(As of February 28, 2010)
--------------------------------------------------------------------------------
                                              If                 If
Period                                        Held               Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(7/8/04)                                       2.51%             2.51%
5 Years                                        2.80              2.80
1 Year                                        11.22              9.22
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 31, 2009)
--------------------------------------------------------------------------------
                                              Gross              Net
--------------------------------------------------------------------------------
                                              1.95%              1.80%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

             Pioneer Short Term             Barclays Capital One- to
                Income Fund             Three-Year Government/Credit Index
7/04              $10,000                            $10,000
2/05              $10,031                            $10,062
2/06              $10,121                            $10,294
2/07              $10,489                            $10,810
2/08              $10,905                            $11,732
2/09              $10,355                            $12,009
2/10              $11,516                            $12,581

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class B shares reflect the deduction of the maximum applicable contingent deferred sales charge (CDSC). The maximum CDSC is 2.0% and declines over three years.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/11 for Class B shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Barclays Capital One- to Three-Year Government/Credit Index measures the performance of the short-term (1 to 3 years) government and investment-grade corporate bond markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

             Pioneer Short Term Income Fund | Semiannual Report | 2/28/10     11

Performance Update | 2/28/10                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Short Term Income Fund, compared to that of the Barclays Capital One- to Three-Year Government/Credit Index.

Average Annual Total Returns
(As of February 28, 2010)
--------------------------------------------------------------------------------
                                              If                 If
Period                                        Held               Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(7/8/04)                                       2.55%              2.55%
5 Years                                        2.82               2.82
1 Year                                        11.17              11.17
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 31, 2009)
--------------------------------------------------------------------------------
                                              Gross              Net
--------------------------------------------------------------------------------
                                              1.79%              1.79%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

             Pioneer Short Term             Barclays Capital One- to
                Income Fund             Three-Year Government/Credit Index
7/04              $10,000                            $10,000
2/05              $10,042                            $10,062
2/06              $10,110                            $10,294
2/07              $10,486                            $10,810
2/08              $10,920                            $11,732
2/09              $10,379                            $12,009
2/10              $11,537                            $12,581

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Barclays Capital One- to Three-Year Government/Credit Index measures the performance of the short-term (1 to 3 years) government and investment-grade corporate bond markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

12     Pioneer Short Term Income Fund | Semiannual Report | 2/28/10

Performance Update | 2/28/10                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Short Term Income Fund, compared to that of the Barclays Capital One- to Three-Year Government/Credit Index.

Average Annual Total Returns
(As of February 28, 2010)
--------------------------------------------------------------------------------
                                              If                 If
Period                                        Held               Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(7/8/04)                                       3.75%              3.75%
5 Years                                        4.02               4.02
1 Year                                        12.55              12.55
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 31, 2009)
--------------------------------------------------------------------------------
                                              Gross              Net
--------------------------------------------------------------------------------
                                              0.63%              0.63%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

             Pioneer Short Term             Barclays Capital One- to
                Income Fund             Three-Year Government/Credit Index
7/04              $10,000                            $10,000
2/05              $10,115                            $10,062
2/06              $10,313                            $10,294
2/07              $10,829                            $10,810
2/08              $11,402                            $11,732
2/09              $10,943                            $12,009
2/10              $12,316                            $12,581

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Barclays Capital One- to Three-Year Government/Credit Index measures the performance of the short-term (1 to 3 years) government and investment-grade corporate bond markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

             Pioneer Short Term Income Fund | Semiannual Report | 2/28/10     13

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Short Term Income Fund

Based on actual returns from September 1, 2009 through February 28, 2010.

--------------------------------------------------------------------------------
Share Class                      A             B             C             Y
--------------------------------------------------------------------------------
Beginning Account           $ 1,000.00    $ 1,000.00    $ 1,000.00    $ 1,000.00
Value on 9/1/09
--------------------------------------------------------------------------------
Ending Account Value        $ 1,041.80    $ 1,038.30    $ 1,037.50    $ 1,044.50
on 2/28/10
--------------------------------------------------------------------------------
Expenses Paid               $     4.56    $     9.10    $     8.79    $     3.04
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, 1.80%, 1.74%, and 0.60% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

14     Pioneer Short Term Income Fund | Semiannual Report | 2/28/10

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Short Term Income Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from September 1, 2009 through February 28, 2010.

--------------------------------------------------------------------------------
Share Class                      A             B             C             Y
--------------------------------------------------------------------------------
Beginning Account           $ 1,000.00    $ 1,000.00    $ 1,000.00    $ 1,000.00
Value on 9/1/09
--------------------------------------------------------------------------------
Ending Account Value        $ 1,020.33    $ 1,015.87    $ 1,016.17    $ 1,021.82
on 2/28/10
--------------------------------------------------------------------------------
Expenses Paid               $     4.51    $     9.00    $     8.70    $     3.01
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, 1.80%, 1.74%, and 0.60% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

             Pioneer Short Term Income Fund | Semiannual Report | 2/28/10     15

Schedule of Investments | 2/28/10 (unaudited)

----------------------------------------------------------------------------------------------------
                            S&P/Moody's
Principal       Floating    Ratings
Amount          Rate (d)    (unaudited)                                                 Value
----------------------------------------------------------------------------------------------------
                                           CONVERTIBLE CORPORATE BONDS -- 0.4%
                                           ENERGY -- 0.3%
                                           Oil & Gas Drilling -- 0.3%
$    500,000                  BBB+/Baa2    Transocean Sedco, 1.625%, 12/15/37           $    496,250
                                                                                        ------------
                                           Total Energy                                 $    496,250
----------------------------------------------------------------------------------------------------
                                           BANKS -- 0.1%
                                           Regional Banks -- 0.1%
     140,000                       A/A3    National City Corp., 4.0%, 2/1/11            $    142,275
                                                                                        ------------
                                           Total Banks                                  $    142,275
----------------------------------------------------------------------------------------------------
                                           TOTAL CONVERTIBLE CORPORATE BONDS
                                           (Cost $637,584)                              $    638,525
----------------------------------------------------------------------------------------------------
                                           ASSET BACKED SECURITIES -- 8.1%
                                           MATERIALS -- 0.1%
                                           Steel -- 0.1%
      85,833                    AA+/Aa1    Master Asset Backed Securities Trust,
                                           0.67375%, 5/25/35                            $     81,555
                                                                                           ------------
                                           Total Materials                              $     81,555
----------------------------------------------------------------------------------------------------
                                           CONSUMER SERVICES -- 0.5%
                                           Restaurants -- 0.5%
     100,000                  BBB-/Baa3    Dunkin Brands Master Finance LLC,
                                           5.779%, 6/20/31                              $     97,376
     685,000                     BB/Ba3    Dunkin Brands Master Finance LLC,
                                           8.28%, 6/20/31 (144A)                             589,764
                                                                                        ------------
                                                                                        $    687,140
                                                                                        ------------
                                           Total Consumer Services                      $    687,140
----------------------------------------------------------------------------------------------------
                                           FOOD & DRUG RETAILING -- 0.2%
                                           Food Retail -- 0.2%
     215,000                  BBB-/Baa3    Dominos Pizza Master Issuer, LLC,
                                           5.261%, 4/25/37                              $    190,889
     200,000                     BB/Aaa    Dominos Pizza Master Issuer LLC, 7.629%,
                                           4/25/37                                           160,000
                                                                                        ------------
                                                                                        $    350,889
                                                                                        ------------
                                           Total Food & Drug Retailing                  $    350,889
----------------------------------------------------------------------------------------------------
                                           BANKS -- 4.8%
                                           Diversified Banks -- 0.0%
      41,409        0.32        AAA/Aaa    Wells Fargo Home Equity, Floating Rate
                                           Note, 4/25/37                                $     40,069
----------------------------------------------------------------------------------------------------
                                           Thrifts & Mortgage Finance -- 4.8%
     265,277        0.48        AAA/Aa1    ACE 2005-HE7 A2C, Floating Rate Note,
                                           11/25/35                                     $    252,625
     521,661        0.36        AAA/Aa2    ACE Securities Corp., Floating Rate Note,
                                           5/25/36                                           514,931

The accompanying notes are an integral part of these financial statements.

16     Pioneer Short Term Income Fund | Semiannual Report | 2/28/10

----------------------------------------------------------------------------------------------------
                            S&P/Moody's
Principal       Floating    Ratings
Amount          Rate (d)    (unaudited)                                                 Value
----------------------------------------------------------------------------------------------------
                                           Thrifts & Mortgage Finance -- (continued)
$    622,618        4.92        AAA/Aaa    Bear Stearns Asset Backed Securities,
                                           Inc., Floating Rate Note, 6/25/43            $    547,956
     314,731        0.34         AAA/A1    Bear Stearns Asset Backed Securities,
                                           Inc., Floating Rate Note, 12/25/36                300,244
     250,936        0.28        AAA/Aa2    Carrington Mortgage Loan Trust, Floating
                                           Rate Note, 1/25/37                                240,307
     317,957        5.07        AAA/Aaa    Countrywide Asset Backed Certificates,
                                           Floating Rate Note, 12/25/35                      309,958
     371,298        0.77        B-/Baa2    Countrywide Asset Backed Certificates,
                                           Floating Rate Note, 4/25/32                       180,800
     564,336        0.58       AAA/Baa2    Countrywide Asset Backed Certificates,
                                           Floating Rate Note, 5/25/29                       524,534
     159,445        0.28         AAA/A2    Countrywide Asset Backed Certificates,
                                           Floating Rate Note, 5/25/47                       154,646
     728,722        0.28       AAA/Baa2    Countrywide Asset Backed Certificates,
                                           Floating Rate Note, 7/25/37                       694,191
     468,407        5.56        AAA/Aaa    CRMSI 2006-2 A3, Floating Rate Note,
                                           9/25/36                                           460,560
     239,000        5.68       BBB/Baa2    CWL 2006-15 A2, Floating Rate Note,
                                           10/25/46                                          236,308
     130,311        0.66           A/A2    GSAMP Trust, Floating Rate Note,
                                           3/25/35                                           127,334
      73,845        0.60        AAA/Aaa    GSAMP Trust, Floating Rate Note,
                                           8/25/36                                            71,589
     631,199                     A+/Ba3    HEMT 2004-6 M2, 5.321%, 4/25/35                   407,460
      34,345                    AAA/Aaa    Honda Auto Receivables Owner Trust,
                                           5.1%, 3/18/11                                      34,499
     472,465                   BBB/Baa3    Local Insight Media Finance LLC, 5.88%,
                                           10/23/37                                          236,233
     118,678        0.27        AAA/Aaa    Morgan Stanley Asset Backed Securities
                                           Capital, Inc., Floating Rate Note,
                                           10/25/36                                          116,941
      38,512        0.32        AAA/Aa2    Option One Mortgage Trust, Floating Rate
                                           Note, 5/25/37                                      37,239
     761,886                     AA/Aa2    Popular ABS Mortgage Pass Through Trust,
                                           5.181%, 9/25/34                                   593,561
     718,288        0.58        AAA/Aaa    RAAC Series, Floating Rate Note, 6/25/35          679,535
     290,408        0.28        AAA/Aaa    SASC 2006-BC2 A2, Floating Rate Note,
                                           9/25/36                                           281,696
     116,968        1.21        BBB/Aa2    SAST 2002-1 M1, Floating Rate Note,
                                           1/25/32                                            47,530
     124,017        1.13        BB+/Aa2    SAST 2002-2 M1, Floating Rate Note,
                                           8/25/32                                            68,167

The accompanying notes are an integral part of these financial statements.

             Pioneer Short Term Income Fund | Semiannual Report | 2/28/10     17

----------------------------------------------------------------------------------------------------
                            S&P/Moody's
Principal       Floating    Ratings
Amount          Rate (d)    (unaudited)                                                 Value
----------------------------------------------------------------------------------------------------
                                           Thrifts & Mortgage Finance -- (continued)
$    426,249        0.29         AAA/A2    Soundview Home Equity Loan, Floating
                                           Rate Note, 8/25/37                           $    414,328
                                                                                        ------------
                                                                                        $  7,533,172
                                                                                        ------------
                                           Total Banks                                  $  7,573,241
----------------------------------------------------------------------------------------------------
                                           DIVERSIFIED FINANCIALS -- 2.5%
                                           Asset Management & Custody Banks -- 0.2%
     586,999        0.65         BB+/B3    SPSAC 1998-1 A1, Floating Rate Note,
                                           3/25/28                                      $    338,100
      15,169        0.50        AAA/Aa3    TMTS 2005-7SL A1, Floating Rate Note,
                                           7/25/35                                            14,896
                                                                                        ------------
                                                                                        $    352,996
----------------------------------------------------------------------------------------------------
                                           Consumer Finance -- 0.3%
      44,882        0.35        AAA/Aa2    Nomura Home Equity Trust, Floating Rate
                                           Note, 3/25/36                                $     44,326
     240,000        0.67        AA+/Aa1    RASC 2005-KS7 M1, Floating Rate Note,
                                           8/25/35                                           192,761
     323,326                     AA/Aaa    RFMS2 2003-HI1 M1, 5.27%, 4/25/28                 261,300
                                                                                        ------------
                                                                                        $    498,387
----------------------------------------------------------------------------------------------------
                                           Diversified Financial Services -- 0.9%
      94,610                      A/Aaa    Asset Backed Securities Corp., 1.93838%,
                                           8/15/32                                      $     94,382
     199,637                      AA/NR    DT Auto Owner Trust, 5.92%, 10/15/15              202,231
   1,129,736        0.33        AAA/Aaa    JPMorgan Mortgage Acquisition, Floating
                                           Rate Note, 8/25/36                              1,115,812
                                                                                        ------------
                                                                                        $  1,412,425
----------------------------------------------------------------------------------------------------
                                           Specialized Finance -- 1.1%
     278,445        2.70        B-/Baa3    Aegis Asset Backed Securities, Floating
                                           Rate Note, 1/25/34                           $    154,137
     706,777        0.59        AAA/Aaa    Aegis Asset Backed Securities, Floating
                                           Rate Note, 9/25/34                                659,572
     302,103                    AAA/Aaa    Conseco Finance, Inc., 7.05%, 4/15/32             310,126
     239,923        6.69        AAA/Aaa    Conseco Finance, Inc., Floating Rate Note,
                                           11/15/32                                          241,944
     380,000        0.63        AAA/Aaa    SLMA 2004-10 A6B, Floating Rate Note,
                                           4/27/26                                           365,864
                                                                                        ------------
                                                                                        $  1,731,643
                                                                                        ------------
                                           Total Diversified Financials                 $  3,995,451
----------------------------------------------------------------------------------------------------
                                           TOTAL ASSET BACKED SECURITIES
                                           (Cost $14,150,340)                           $ 12,688,276
----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18     Pioneer Short Term Income Fund | Semiannual Report | 2/28/10

----------------------------------------------------------------------------------------------------
                            S&P/Moody's
Principal       Floating    Ratings
Amount          Rate (d)    (unaudited)                                                 Value
----------------------------------------------------------------------------------------------------
                                           COLLATERALIZED MORTGAGE
                                           OBLIGATIONS -- 30.4%
                                           MATERIALS -- 0.2%
                                           Steel -- 0.2%
$    283,026                     A+/Aaa    MLMI 2005-A2 A4, 4.48%, 2/25/35              $    277,222
                                                                                        ------------
                                           Total Materials                              $    277,222
----------------------------------------------------------------------------------------------------
                                           BANKS -- 16.8%
                                           Thrifts & Mortgage Finance -- 16.8%
     556,522                     NR/Aaa    ABN Amro Mortgage Corp., 4.75%,
                                           5/25/18                                      $    561,751
      60,535                    AAA/Aaa    CDMC 2003-2P A3, 5.45%, 11/25/19                   61,774
   1,948,158                    AAA/Aaa    Cendant Mortgage Corp., 6.25%,
                                           3/25/32                                         1,935,495
     902,232                    AAA/Aaa    Cendant Mortgage Corp., 6.25%,
                                           6/25/32                                           896,638
     300,000                    AAA/Aaa    Citigroup Commercial Mortgage, 4.639%,
                                           5/15/43                                           299,939
     686,301                    AAA/Aaa    CMLTI 2003-UP3 A1, 7.0%, 9/25/33                  672,253
     316,393        3.56         CCC/NR    CMLTI 2005-1 2A1A, Floating Rate Note,
                                           4/25/35                                           169,806
     614,671                     CCC/NR    CMLTI 2005-9 2SX2, 5.5%, 11/25/35                  70,535
     112,362        1.18         NR/Aaa    CMOT 44 F, Floating Rate Note, 7/1/18             112,282
   2,289,993                     AAA/NA    Countrywide Home Loans, Inc., 5.5%,
                                           10/25/32                                        2,291,023
     218,653                    AAA/Aaa    Downey Savings & Loan, 0.83625%,
                                           7/19/44                                           131,427
     394,339                    AAA/Aaa    GECMC 2005-C1 A2, 4.353%, 6/10/48                 398,962
   1,175,591                    AAA/Aaa    GS Mortgage Securities Corp. II, 4.602%,
                                           8/10/38                                         1,191,278
      80,389        2.03          CC/Ca    Impac CMB Trust, Floating Rate Note,
                                           11/25/34                                           15,337
   2,224,594        0.87        AAA/Aa2    Impac CMB Trust, Floating Rate Note,
                                           9/25/34                                         1,531,576
     599,867                    AAA/Aaa    JPMCC 2004-CB8 A1A, 4.158%, 1/12/39               593,168
     655,091                    AAA/Aaa    JPMCC 2004-CB8 A2, 3.837%, 1/12/39                660,955
     241,134                    AAA/Aaa    JPMorgan Chase Commercial Mortgage,
                                           4.79%, 10/15/42                                   242,403
     326,091                   CCC/Baa3    JPMorgan Mortgage Trust, 6.0%, 8/25/36             34,309
     113,109        4.96          B+/B1    JPMorgan Mortgage Trust, Floating Rate
                                           Note, 11/25/35                                    109,244
     625,516        0.75          A+/B2    LBSBC 2005-2 A M2, Floating Rate Note,
                                           9/25/30                                           124,165
     759,397                    AAA/Aa1    LBSBC 2007-2 A1, 5.57%, 3/25/37                   629,859
   2,500,000                    AAA/Aa2    LBUBS 2001-C2 C, 6.975%, 9/15/34                2,582,260
      57,966                    AAA/Aaa    LBUBS 2002-CA A3, 6.226%, 3/15/26                  58,068

The accompanying notes are an integral part of these financial statements.

             Pioneer Short Term Income Fund | Semiannual Report | 2/28/10     19

----------------------------------------------------------------------------------------------------
                            S&P/Moody's
Principal       Floating    Ratings
Amount          Rate (d)    (unaudited)                                                 Value
----------------------------------------------------------------------------------------------------
                                           Thrifts & Mortgage Finance -- (continued)
$    517,947                    AAA/Aaa    LBUBS 2005-C2 A2, 4.81%, 4/15/30             $    519,242
   1,040,880                    AAA/Aaa    LB-UBS Commercial Mortgage, 4.201%,
                                           12/15/29                                        1,042,379
     281,785                    AAA/Aaa    Merrill Lynch Mortgage Trust, 4.556%,
                                           6/12/43                                           283,037
     375,000        5.44        AAA/Aaa    Merrill Lynch/Countrywide, Floating Rate
                                           Note, 3/12/11                                     383,601
   1,784,646                   AAA/Baa1    RAAC Series, 6.0%, 1/25/32                      1,678,962
   1,340,188        6.24        AAA/Aaa    Residential Asset Mortgage Products, Inc.,
                                           Floating Rate Note, 5/25/18                     1,307,588
     466,080        0.43        AAA/Aa3    SAMI 2007-AR4 A1, Floating Rate Note,
                                           9/25/47                                           446,608
   1,000,000                     NR/Aa2    SBA CMBS Trust, 5.451%, 11/15/36                1,031,250
     244,654        0.55        AAA/Aaa    SEMT 2004-10 A2, Floating Rate Note,
                                           11/20/34                                          203,851
     790,208                    AAA/Aa2    SEMT 2005-1 A2, 5.8325%, 2/20/35                  607,590
     967,325        4.27         B-/Ba1    Structured Asset Mortgage Investments,
                                           Inc., Floating Rate Note, 5/25/45                 500,922
     261,832        2.63        AAA/Aaa    Thornburg Mortgage Securities, Inc.,
                                           Floating Rate Note, 3/25/44                       257,118
     350,399        0.60        AAA/Aa2    Thornburg Mortgage Securities, Inc.,
                                           Floating Rate Note, 9/25/34                       303,631
     224,885                     AAA/NR    Wachovia Bank Commercial Mortgage,
                                           4.516%, 5/15/44                                   226,099
     400,000                    AAA/Aaa    Wachovia Bank Commercial Mortgage,
                                           4.957%, 8/15/35                                   408,512
 113,322,498        0.01        AAA/Aaa    Wachovia Bank Commercial Mortgage,
                                           Floating Rate Note, 6/15/45                       194,881
     358,023                     AAA/A1    Wells Fargo Mortgage Backed Securities,
                                           5.5%, 5/25/35                                     360,189
     183,847        4.72        AAA/Aaa    Wells Fargo Mortgage Backed Securities,
                                           Floating Rate Note, 6/25/34                       181,640
     320,978        3.25        AAA/Aaa    Wells Fargo Mortgage Backed Securities,
                                           Floating Rate Note, 9/25/34                       315,933
     201,670        4.58        AAA/Aaa    WFMBS 2003-N-1A1, Floating Rate Note,
                                           12/25/33                                          202,799
     525,000        4.76        AAA/Aaa    WFMBS 2004-L A6, Floating Rate Note,
                                           7/25/34                                           535,163
                                                                                        ------------
                                                                                        $ 26,365,502
                                                                                        ------------
                                           Total Banks                                  $ 26,365,502
----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20     Pioneer Short Term Income Fund | Semiannual Report | 2/28/10

----------------------------------------------------------------------------------------------------------
                            S&P/Moody's
Principal       Floating    Ratings
Amount          Rate (d)    (unaudited)                                                      Value
----------------------------------------------------------------------------------------------------------
                                           DIVERSIFIED FINANCIALS -- 5.7%
                                           Asset Management & Custody Banks -- 0.5%
$    328,376                     NR/Aaa    Freddie Mac Reference, 4.75%, 7/15/15             $     336,155
     475,313        0.31        AAA/Aaa    Terwin Mortgage Trust, Floating Rate Note,
                                           10/25/37                                                465,678
                                                                                             -------------
                                                                                             $     801,833
----------------------------------------------------------------------------------------------------------
                                           Diversified Financial Services -- 4.1%
   1,847,780        5.01        AAA/Aaa    American Home Mortgage Investment
                                           Corp., Floating Rate Note, 10/25/34               $   1,683,231
   1,345,892        0.53         A-/Ba2    American Home Mortgage Investment
                                           Corp., Floating Rate Note, 11/25/45                     805,583
     410,000                     AAA/NR    Banc of America Mortgage Securities,
                                           5.0%, 8/25/33                                           411,518
     400,000        4.68         NR/Ba1    Banc of America Mortgage Securities,
                                           Floating Rate Note, 5/25/35                             359,041
     226,089        0.97         A+/Aaa    Bear Stearns Alt-A Trust, Floating Rate
                                           Note, 11/25/34                                          165,970
     750,000        6.48         NR/Aaa    Chase Commercial Mortgage Securities
                                           Corp., Floating Rate Note, 2/12/16                      778,695
      58,331        3.12        AAA/Aaa    First Horizon Mortgage Pass-Through Trust,
                                           Floating Rate Note, 12/27/32                             52,635
      91,202        2.84        AAA/Aaa    First Horizon Mortgage Pass-Through Trust,
                                           Floating Rate Note, 2/25/34                              87,634
      75,637                    AAA/Aaa    Greenwich Capital Commercial Funding
                                           Corp., 4.022%, 1/5/36                                    75,952
   3,129,711                    CCC/Ba2    RALI 2005-QA10 A41, 5.7412%, 9/25/35                  2,124,072
                                                                                             -------------
                                                                                             $   6,544,331
----------------------------------------------------------------------------------------------------------
                                           Investment Banking & Brokerage -- 0.7%
     250,000        5.46         NR/Aaa    Bear Stearns Commercial Mortgage,
                                           Floating Rate Note, 4/12/38                       $     254,589
     939,326        0.40        AA+/Aaa    Lehman Brothers, Floating Rate Note,
                                           9/15/21 (144A)                                          759,074
  22,625,094                    AAA/Aaa    MSDWC 2000-1345 X, 0.7259%, 9/3/15                       75,378
                                                                                             -------------
                                                                                             $   1,089,041
----------------------------------------------------------------------------------------------------------
                                           Specialized Finance -- 0.4%
     666,713        0.33         AAA/A1    Indymac Index Mortgage Loan Trust,
                                           Floating Rate Note, 2/25/37                       $     617,346
                                                                                             -------------
                                           Total Diversified Financials                      $   9,052,551
----------------------------------------------------------------------------------------------------------
                                           REAL ESTATE -- 1.9%
                                           Mortgage Real Estate Investment Trusts -- 1.9%
   2,574,834                    AAA/Aaa    CS First Boston Mortgage Security, 7.13%,
                                           11/15/30                                          $   2,600,643
      66,637        1.58        AA+/Aaa    CS First Boston Mortgage Security,
                                           Floating Rate Note, 11/25/33                             61,002

The accompanying notes are an integral part of these financial statements.

             Pioneer Short Term Income Fund | Semiannual Report | 2/28/10     21

----------------------------------------------------------------------------------------------------------------
                            S&P/Moody's
Principal       Floating    Ratings
Amount          Rate (d)    (unaudited)                                                             Value
----------------------------------------------------------------------------------------------------------------
                                           Mortgage Real Estate Investment Trusts -- (continued)
$    109,146        1.38          CC/B3    CS First Boston Mortgage Security,
                                           Floating Rate Note, 9/25/34                              $     13,943
     290,452                     AAA/NA    CSFB 2004-C2 A1, 3.819%, 5/15/36                              290,080
                                                                                                    ------------
                                                                                                    $  2,965,668
                                                                                                    ------------
                                           Total Real Estate                                        $  2,965,668
----------------------------------------------------------------------------------------------------------------
                                           GOVERNMENT -- 5.8%
   1,706,895                    AAA/Aaa    Federal Home Loan Mortgage Corp.
                                           Remics, 3.4%, 7/1/19                                     $  1,748,129
     344,509                    AAA/Aaa    Federal Home Loan Mortgage Corp.
                                           Remics, 6.0%, 4/15/27                                         353,359
      72,198                    AAA/Aaa    Federal Home Loan Mortgage Corp., 4.0%,
                                           12/15/12                                                       74,224
      22,324                    AAA/Aaa    Federal Home Loan Mortgage Corp., 4.0%,
                                           4/15/22                                                        22,695
     509,748                    AAA/Aaa    Federal Home Loan Mortgage Corp., 4.5%,
                                           8/15/17                                                       532,493
      32,479                    AAA/Aaa    Federal Home Loan Mortgage Corp., 5.0%,
                                           1/25/25                                                        32,558
     382,748                    AAA/Aaa    Federal Home Loan Mortgage Corp., 5.0%,
                                           6/25/28                                                       394,679
     947,923                    AAA/Aaa    Federal Home Loan Mortgage Corp., 5.5%,
                                           10/15/35                                                    1,017,365
     155,955                    AAA/Aaa    Federal Home Loan Mortgage Corp., 5.5%,
                                           6/15/32                                                       160,295
         917                    AAA/Aaa    Federal Home Loan Mortgage Corp., 6.0%,
                                           4/25/36                                                           920
     155,955                    AAA/Aaa    Federal Home Loan Mortgage Corp., 6.0%,
                                           6/15/32                                                       160,715
     216,029                    AAA/Aaa    Federal Home Loan Mortgage Corp., 6.1%,
                                           9/15/18                                                       219,043
     597,940                    AAA/Aaa    Federal National Mortgage Association
                                           Benchmark Remics, 5.45%, 12/25/20                             640,708
     576,583                    AAA/Aaa    Federal National Mortgage Association
                                           Benchmark Remics, 5.69%, 1/25/32                              612,898
   1,702,939        4.72        AAA/Aaa    Federal National Mortgage Association
                                           Grantor Trust, Floating Rate
                                           Note, 7/25/43                                               1,730,865
     536,811                      NR/NR    Federal National Mortgage Association,
                                           5.5%, 4/25/30                                                 558,073
     469,508                    AAA/Aaa    Federal National Mortgage Association,
                                           6.0%, 6/25/29                                                 502,740

The accompanying notes are an integral part of these financial statements.

22     Pioneer Short Term Income Fund | Semiannual Report | 2/28/10

----------------------------------------------------------------------------------------------------------
                            S&P/Moody's
Principal       Floating    Ratings
Amount          Rate (d)    (unaudited)                                                      Value
----------------------------------------------------------------------------------------------------------
                                           Government -- (continued)
$    435,055                     AAA/A2    GSR Mortgage Loan Trust, 4.1408%,
                                           6/25/34                                            $    421,552
                                                                                              ------------
                                                                                              $  9,183,311
                                                                                              ------------
                                           Total Government                                   $  9,183,311
----------------------------------------------------------------------------------------------------------
                                           TOTAL COLLATERALIZED
                                           MORTGAGE OBLIGATIONS
                                           (Cost $52,068,158)                                 $ 47,844,254
----------------------------------------------------------------------------------------------------------
                                           CORPORATE BONDS -- 28.9%
                                           ENERGY -- 4.0%
                                           Integrated Oil & Gas -- 0.3%
     500,000                     AA/Aa1    BP Capital Markets Plc, 3.125%, 3/10/12            $    519,291
----------------------------------------------------------------------------------------------------------
                                           Oil & Gas Equipment & Services -- 1.3%
   2,500,000       11.99          NA/NA    Sevan Marine ASA, Floating Rate Note,
                                           10/24/12 (144A)                                    $    355,090
     500,000        3.52          NR/NR    Sevan Marine ASA, Floating Rate Note,
                                           5/14/13 (144A)                                          415,000
     500,000                  BBB+/Baa1    Weatherford International, Inc., 5.95%,
                                           6/15/12                                                 540,211
     650,000                  BBB+/Baa1    Weatherford International, Inc., 6.625%,
                                           11/15/11                                                695,724
                                                                                              ------------
                                                                                              $  2,006,025
----------------------------------------------------------------------------------------------------------
                                           Oil & Gas Exploration & Production -- 0.9%
     250,000                      A/Aa2    Ras Laffan LNG 3, 4.5%, 9/30/12 (144A)             $    260,540
   1,000,000                  BBB-/Baa2    TNK-BP Finance SA, 7.5%,
                                           3/13/13 (144A) (b)                                    1,065,000
                                                                                              ------------
                                                                                              $  1,325,540
----------------------------------------------------------------------------------------------------------
                                           Oil & Gas Refining & Marketing -- 1.3%
   1,000,000                   BBB/Baa2    Premcor Refining Group, 6.125%, 5/1/11             $  1,046,810
   1,000,000                  BBB-/Baa3    Sunoco, Inc., 6.75%, 4/1/11                           1,047,370
                                                                                              ------------
                                                                                              $  2,094,180
----------------------------------------------------------------------------------------------------------
                                           Oil & Gas Storage & Transportation -- 0.2%
     250,000                  BBB-/Baa3    NGPL Pipeco LLC, 6.514%,
                                           12/15/12 (144A)                                    $    275,558
                                                                                              ------------
                                           Total Energy                                       $  6,220,594
----------------------------------------------------------------------------------------------------------
                                           MATERIALS -- 0.6%
                                           Diversified Metals & Mining -- 0.2%
     305,000                  BBB+/Baa1    Rio Tinto Finance Plc, 8.95%, 5/1/14               $    370,103
----------------------------------------------------------------------------------------------------------
                                           Specialty Chemicals -- 0.4%
     536,000                  BBB-/Baa3    Cytec Industries, Inc., 4.6%, 7/1/13               $    563,618
                                                                                              ------------
                                           Total Materials                                    $    933,721
----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

             Pioneer Short Term Income Fund | Semiannual Report | 2/28/10     23

----------------------------------------------------------------------------------------------------------
                            S&P/Moody's
Principal       Floating    Ratings
Amount          Rate (d)    (unaudited)                                                      Value
----------------------------------------------------------------------------------------------------------
                                           CAPITAL GOODS -- 2.1%
                                           Industrial Conglomerates -- 1.4%
$    500,000                    AA+/Aa2    GE Electric Co., 5.0%, 2/1/13                      $    536,618
     500,000                  BBB-/Baa2    Tyco Electronics Group SA, 6.0%,
                                           10/1/12                                                 541,575
   1,075,000                  BBB+/Baa1    Tyco International Group SA, 6.375%,
                                           10/15/11                                              1,156,109
                                                                                              ------------
                                                                                              $  2,234,302
----------------------------------------------------------------------------------------------------------
                                           Industrial Machinery -- 0.4%
     500,000                  BBB+/Baa1    Ingersoll-Rand Global Holdings, 9.5%,
                                           4/15/14                                            $    611,473
----------------------------------------------------------------------------------------------------------
                                           Trading Companies & Distributors -- 0.3%
     440,000                  BBB+/Baa1    GATX Corp., 4.75%, 10/1/12                         $    457,336
                                                                                              ------------
                                           Total Capital Goods                                $  3,303,111
----------------------------------------------------------------------------------------------------------
                                           COMMERCIAL SERVICES & SUPPLIES -- 0.2%
                                           Environmental & Facilities Services -- 0.2%
     306,000                   BBB/Baa3    Allied Waste North America, Inc., 5.75%,
                                           2/15/11                                            $    317,609
                                                                                              ------------
                                           Total Commercial Services & Supplies               $    317,609
----------------------------------------------------------------------------------------------------------
                                           AUTOMOBILES & COMPONENTS -- 0.3%
                                           Automobile Manufacturers -- 0.3%
     500,000                    BBB+/A3    Daimler Chrysler NA Holding Corp.,
                                           5.875%, 3/15/11                                    $    520,779
                                                                                              ------------
                                           Total Automobiles & Components                     $    520,779
----------------------------------------------------------------------------------------------------------
                                           CONSUMER DURABLES & APPAREL -- 1.5%
                                           Home Furnishings -- 0.5%
     750,000                    BB+/Ba2    Mohawk Industries, Inc., 5.75%, 1/15/11            $    765,000
----------------------------------------------------------------------------------------------------------
                                           Household Appliances -- 0.3%
     500,000                  BBB-/Baa3    Whirlpool Corp., 5.5%, 3/1/13                      $    522,496
----------------------------------------------------------------------------------------------------------
                                           Housewares & Specialties -- 0.7%
   1,000,000                  BBB-/Baa3    Fortune Brands, Inc., 3.0%, 6/1/12                 $  1,004,396
                                                                                              ------------
                                           Total Consumer Durables & Apparel                  $  2,291,892
----------------------------------------------------------------------------------------------------------
                                           FOOD, BEVERAGE & TOBACCO -- 1.4%
                                           Agricultural Products -- 0.3%
     465,000                       A/A2    Cargill, Inc., 5.2%, 1/22/13 (144A)                $    497,634
----------------------------------------------------------------------------------------------------------
                                           Distillers & Vintners -- 0.1%
     100,000                      A-/A3    Diageo Capital Plc, 4.375%, 5/3/10                 $    100,700
----------------------------------------------------------------------------------------------------------
                                           Packaged Foods & Meats -- 0.3%
     470,000                  BBB-/Baa2    Kraft Foods, Inc., 2.625%, 5/8/13                  $    474,953
----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

24     Pioneer Short Term Income Fund | Semiannual Report | 2/28/10

----------------------------------------------------------------------------------------------------------
                            S&P/Moody's
Principal       Floating    Ratings
Amount          Rate (d)    (unaudited)                                                      Value
----------------------------------------------------------------------------------------------------------
                                           Soft Drinks -- 0.7%
$    500,000                     A+/Aa3    Pepsico, Inc., 4.65%, 2/15/13                     $     540,547
     500,000                     A+/Aa3    Pepsico, Inc., 5.15%, 5/15/12                           542,645
                                                                                             -------------
                                                                                             $   1,083,192
                                                                                             -------------
                                           Total Food, Beverage & Tobacco                    $   2,156,479
----------------------------------------------------------------------------------------------------------
                                           HEALTH CARE EQUIPMENT & SERVICES -- 1.2%
                                           Health Care Facilities -- 0.2%
     300,000                  BBB-/Baa3    Universal Health Services, Inc.,
                                           6.75%, 11/15/11                                   $     320,529
----------------------------------------------------------------------------------------------------------
                                           Health Care Services -- 0.7%
   1,000,000                   BBB/Baa3    Express Scripts, Inc., 5.25%, 6/15/12             $   1,071,415
----------------------------------------------------------------------------------------------------------
                                           Managed Health Care -- 0.3%
     500,000                    A-/Baa1    Wellpoint, Inc., 5.0%, 1/15/11                    $     516,711
                                                                                             -------------
                                           Total Health Care Equipment & Services            $   1,908,655
----------------------------------------------------------------------------------------------------------
                                           PHARMACEUTICALS & BIOTECHNOLOGY -- 1.8%
                                           Biotechnology -- 0.6%
     900,000                  BBB+/Baa3    Biogen Idec, Inc., 6.0%, 3/1/13                   $     979,642
----------------------------------------------------------------------------------------------------------
                                           Life Sciences Tools & Services -- 0.8%
     750,000                   BBB-/Ba1    Life Technologies Co., 3.375%, 3/1/13             $     754,910
     475,000                    A-/Baa1    Thermo Fisher Scientific, 2.15%, 12/28/12               476,665
                                                                                             -------------
                                                                                             $   1,231,575
----------------------------------------------------------------------------------------------------------
                                           Pharmaceuticals -- 0.4%
     500,000                      AA/A1    Abbott Laboratories, 5.15%, 11/30/12              $     548,044
                                                                                             -------------
                                           Total Pharmaceuticals & Biotechnology             $   2,759,261
----------------------------------------------------------------------------------------------------------
                                           BANKS -- 2.4%
                                           Diversified Banks -- 1.0%
     400,000                    BB+/Ba1    Alfa Div Pymt Rights Fin, 7.23563%,
                                           12/15/11 (144A)                                   $     364,001
     820,000                      A+/A2    Wachovia Corp., 5.25%, 8/1/14                           867,028
     250,000                     AA-/A1    Wells Fargo Co., 4.375%, 1/31/13                        262,967
                                                                                             -------------
                                                                                             $   1,493,996
----------------------------------------------------------------------------------------------------------
                                           Regional Banks -- 1.4%
     300,000                    BBB+/A2    American Express Bank FSB, 5.5%, 4/16/13          $     320,885
     500,000                       A/A1    BB&T Corp., 5.7%, 4/30/14                               547,222
     500,000                      A-/A2    KeyBank NA, 5.5%, 9/17/12                               531,189
     275,000                    BBB+/A3    KeyBank NA, 5.8%, 7/1/14                                280,902
     215,000                  BBB+/Baa1    Keycorp, 6.5%, 5/14/13                                  229,250
     250,000        1.15         AA/Aa2    Wachovia Bank NA, Floating Rate
                                           Note, 5/14/10                                           250,556
                                                                                             -------------
                                                                                             $   2,160,004
                                                                                             -------------
                                           Total Banks                                       $   3,654,000
----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

             Pioneer Short Term Income Fund | Semiannual Report | 2/28/10     25

----------------------------------------------------------------------------------------------------------
                            S&P/Moody's
Principal       Floating    Ratings
Amount          Rate (d)    (unaudited)                                                      Value
----------------------------------------------------------------------------------------------------------
                                           DIVERSIFIED FINANCIALS -- 5.9%
                                           Consumer Finance -- 1.0%
$    380,000                      A+/A1    American Honda Finance Corp., 6.7%,
                                           10/1/13 (144A)                                    $     422,814
     900,000                      A+/A1    American Honda Finance Corp., 5.125%,
                                           12/15/10                                                930,371
     100,000                    AAA/Aaa    John Deere Capital Corp., 2.875%,
                                           6/19/12                                                 103,648
     100,000                   BBB/Baa2    Nissan Motor Acceptance Corp., 4.5%,
                                           1/30/15 (144A)                                          101,301
                                                                                             -------------
                                                                                             $   1,558,134
----------------------------------------------------------------------------------------------------------
                                           Diversified Financial Services -- 4.3%
     500,000                    BBB+/A2    American Express Travel Services, Inc.,
                                           5.25%, 11/21/11                                   $     524,464
     250,000        2.90           A/A3    Citigroup, Inc., Floating Rate Note,
                                           3/16/12                                                 241,820
   1,000,000                  BBB+/Baa1    GATX Corp., 5.5%, 2/15/12                             1,049,772
     500,000                    AA+/Aa2    General Electric Capital Corp., 4.0%,
                                           2/15/12                                                 514,690
   1,000,000                    AA+/Aa2    General Electric Capital Corp., 5.5%,
                                           11/15/11                                              1,006,857
      50,000                    AA+/Aa2    General Electric Capital Corp., 5.5%,
                                           4/28/11                                                  52,477
   2,000,000                    AAA/Aaa    JPMorgan Chase & Co., 1.65%, 2/23/11                  2,022,052
     100,000                    AAA/Aaa    JPMorgan Chase & Co., 3.125%, 12/1/11                   103,946
     500,000        0.90         A+/Aa3    JPMorgan Chase & Co., Floating Rate
                                           Note, 2/26/13                                           500,146
     757,402                   BBB/Baa2    Power Receivables Finance LLC, 6.29%,
                                           1/1/12 (144A)                                           778,087
                                                                                             -------------
                                                                                             $   6,794,311
----------------------------------------------------------------------------------------------------------
                                           Investment Banking & Brokerage -- 0.3%
     500,000                       A/A2    Merrill Lynch & Co., 5.45%, 2/5/13                $     530,015
----------------------------------------------------------------------------------------------------------
                                           Specialized Finance -- 0.3%
     500,000                       A/A2    National Rural Utilities, 5.4%, 10/15/13          $     547,716
                                                                                             -------------
                                           Total Diversified Financials                      $   9,430,176
----------------------------------------------------------------------------------------------------------
                                           INSURANCE -- 2.4%
                                           Life & Health Insurance -- 1.0%
     500,000                      A-/NR    Jefferson-Pilot Corp., 4.75%, 1/30/14             $     508,493
     500,000                    BBB+/A3    Principal Financial Group, Inc., 7.875%,
                                           5/15/14                                                 568,339
     500,000                     A/Baa2    Prudential Financial, Inc., 5.1%, 9/20/14               529,603
                                                                                             -------------
                                                                                             $   1,606,435
----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

26     Pioneer Short Term Income Fund | Semiannual Report | 2/28/10

----------------------------------------------------------------------------------------------------------
                            S&P/Moody's
Principal       Floating    Ratings
Amount          Rate (d)    (unaudited)                                                      Value
----------------------------------------------------------------------------------------------------------
                                           Multi-Line Insurance -- 0.0%
$     50,000                     AA-/A1    Allstate Life Global, 5.375%, 4/30/13             $      54,499
----------------------------------------------------------------------------------------------------------
                                           Reinsurance -- 1.4%
     325,000                    AA+/Aa2    Berkshire Hathway, Inc., 5.0%, 8/15/13            $     354,206
     500,000        7.19         BB+/NR    Blue Fin, Ltd., Floating Rate Note,
                                           4/10/12                                                 465,300
     250,000        5.81         BB+/NR    Foundation Re III, Ltd., Floating Rate Note,
                                           2/3/14                                                  250,675
     250,000       12.03          NR/B3    Globecat, Ltd., Floating Rate Note,
                                           1/2/13 (144A)                                           236,650
     365,000        5.50        BB+/BB+    Longpoint Re, Ltd., Floating Rate Note,
                                           5/8/10 (144A)                                           365,475
     250,000       10.25         BB-/NR    Mystic Re, Ltd., Floating Rate Note, 6/7/11             255,875
     250,000       10.51           B/NR    Residential Reinsurance 2007, Floating
                                           Rate Note, 6/7/10                                       254,050
                                                                                             -------------
                                                                                             $   2,182,231
                                                                                             -------------
                                           Total Insurance                                   $   3,843,165
----------------------------------------------------------------------------------------------------------
                                           REAL ESTATE -- 2.4%
                                           Diversified Real Estate Activities -- 0.3%
     350,000                      A-/A2    Westfield Group, 5.4%, 10/1/12                    $    373,678
----------------------------------------------------------------------------------------------------------
                                           Diversified Real Estate Investment Trusts -- 0.4%
     625,000                  BBB+/Baa1    Dexus Finance Pty, Ltd., 7.125%, 10/15/14         $     666,046
----------------------------------------------------------------------------------------------------------
                                           Office Real Estate Investment Trusts -- 0.2%
     250,000                   BBB/Baa2    Mack-Cali Realty LP, 5.125%, 2/15/14              $     249,890
----------------------------------------------------------------------------------------------------------
                                           Retail Real Estate Investment Trusts -- 1.0%
     500,000                      A-/A3    Simon Property Group LP, 4.6%, 6/15/10            $     504,894
     250,000                      A-/A3    Simon Property Group LP, 4.875%, 8/15/10                253,955
     773,000                      A-/A3    Simon Property Group LP, 5.0%, 3/1/12                   818,209
                                                                                             -------------
                                                                                             $   1,577,058
----------------------------------------------------------------------------------------------------------
                                           Specialized Real Estate Investment Trusts -- 0.5%
     780,000                   BBB/Baa2    Hospitality Properties Trust,
                                           7.875%, 8/15/14                                   $     837,664
                                                                                             -------------
                                           Total Real Estate                                 $   3,704,336
----------------------------------------------------------------------------------------------------------
                                           SOFTWARE & SERVICES -- 0.4%
                                           Internet Software & Services -- 0.4%
     550,000                      NR/A2    GTP Towers Issuer LLC, 4.436%,
                                           2/15/15 (144A)                                    $     555,561
                                                                                             -------------
                                           Total Software & Services                         $     555,561
----------------------------------------------------------------------------------------------------------
                                           TECHNOLOGY HARDWARE & EQUIPMENT -- 1.8%
                                           Communications Equipment -- 0.0%
      50,000                      A+/A1    Cisco Systems, Inc., 5.25%, 2/22/11               $      52,235
----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

             Pioneer Short Term Income Fund | Semiannual Report | 2/28/10     27

----------------------------------------------------------------------------------------------------------
                            S&P/Moody's
Principal       Floating    Ratings
Amount          Rate (d)    (unaudited)                                                      Value
----------------------------------------------------------------------------------------------------------
                                           Computer Hardware -- 0.4%
$    550,000                      A-/A2    Dell, Inc., 3.375%, 6/15/12                       $     573,031
----------------------------------------------------------------------------------------------------------
                                           Electronic Equipment & Instruments -- 0.4%
     620,000                    BBB-/NR    Agilent Technologies, Inc., 5.5%, 9/14/15         $     666,750
----------------------------------------------------------------------------------------------------------
                                           Office Electronics -- 1.0%
     500,000                  BBB-/Baa2    Xerox Corp., 5.5%, 5/15/12                        $     532,272
     500,000                  BBB-/Baa2    Xerox Corp., 6.875%, 8/15/11                            534,912
     556,000                  BBB-/Baa2    Xerox Corp., 7.125%, 6/15/10                            564,681
                                                                                             $   1,631,865
                                                                                             -------------
                                           Total Technology Hardware & Equipment             $   2,923,881
----------------------------------------------------------------------------------------------------------
                                           TELECOMMUNICATION SERVICES -- 0.2%
                                           Integrated Telecommunication Services -- 0.2%
     290,000                   BBB/Baa2    Telecom Italia Capital, 4.875%, 10/1/10           $     295,742
                                                                                             -------------
                                           Total Telecommunication Services                  $     295,742
----------------------------------------------------------------------------------------------------------
                                           UTILITIES -- 0.3%
                                           Electric Utilities -- 0.3%
     500,000                  BBB+/Baa1    Midamerican Energy Holdings Co., 5.95%,
                                           5/15/37                                           $     514,203
                                                                                             -------------
                                           Total Utilities                                   $     514,203
----------------------------------------------------------------------------------------------------------
                                           TOTAL CORPORATE BONDS
                                           (Cost $43,808,222)                                $  45,333,165
----------------------------------------------------------------------------------------------------------
                                           U.S. GOVERNMENT AGENCY
                                           OBLIGATIONS -- 26.6%
     121,550                     AAA/WR    Federal Home Loan Bank,
                                           4.84%, 1/25/12                                    $     128,583
     523,931                    AAA/Aaa    Federal Home Loan Mortgage Corp.,
                                           4.5%, 9/1/12                                            542,605
     692,544                    AAA/Aaa    Federal Home Loan Mortgage Corp.,
                                           5.0%, 9/1/11 - 2/1/21                                   727,644
     675,857                    AAA/Aaa    Federal Home Loan Mortgage Corp.,
                                           5.5%, 8/1/23                                            721,524
     507,874                    AAA/Aaa    Federal Home Loan Mortgage Corp.,
                                           5.505%, 12/1/31                                         524,589
      11,763                    AAA/Aaa    Federal Home Loan Mortgage Corp.,
                                           5.79%, 11/1/31                                           12,159
     140,018                    AAA/Aaa    Federal Home Loan Mortgage Corp.,
                                           6.064%, 11/1/40                                         140,023
     795,018                    AAA/Aaa    Federal Home Loan Mortgage Corp.,
                                           6.134%, 10/1/31                                         818,430
      14,817                    AAA/Aaa    Federal Home Loan Mortgage Corp.,
                                           6.303%, 7/1/18                                           15,157
     647,227                    AAA/Aaa    Federal Home Loan Mortgage Corp.,
                                           6.44%, 10/1/36                                          680,611

The accompanying notes are an integral part of these financial statements.

28     Pioneer Short Term Income Fund | Semiannual Report | 2/28/10

----------------------------------------------------------------------------------------------------------
                            S&P/Moody's
Principal       Floating    Ratings
Amount          Rate (d)    (unaudited)                                                      Value
----------------------------------------------------------------------------------------------------------
                                           U.S. Government Agency Obligations -- (continued)
$     96,617                    AAA/Aaa    Federal Home Loan Mortgage Corp.,
                                           6.5%, 3/1/11 - 6/1/17                             $     103,670
       7,592                    AAA/Aaa    Federal Home Loan Mortgage Corp.,
                                           6.533%, 11/1/25                                           7,834
       3,861                    AAA/Aaa    Federal Home Loan Mortgage Corp.,
                                           6.571%, 4/1/29                                            3,932
       4,165                    AAA/Aaa    Federal Home Loan Mortgage Corp.,
                                           6.837%, 4/1/28                                            4,319
      11,013                    AAA/Aaa    Federal Home Loan Mortgage Corp.,
                                           6.985%, 5/1/25                                           11,231
       4,782                    AAA/Aaa    Federal Home Loan Mortgage Corp.,
                                           7.035%, 4/1/29                                            4,945
       6,120                    AAA/Aaa    Federal Home Loan Mortgage Corp.,
                                           7.142%, 1/1/28                                            6,307
     211,557                    AAA/Aaa    Federal Home Loan Mortgage Corp.,
                                           7.245%, 8/1/31                                          219,371
       2,531                    AAA/Aaa    Federal Home Loan Mortgage Corp.,
                                           7.25%, 8/1/31                                             2,596
     422,609                    AAA/Aaa    Federal Home Loan Mortgage Corp.,
                                           7.3%, 10/1/32                                           437,228
     125,427                    AAA/Aaa    Federal Home Loan Mortgage Corp.,
                                           7.393%, 11/1/24                                         128,559
      23,865                    AAA/Aaa    Federal Home Loan Mortgage Corp.,
                                           7.484%, 2/1/27                                           24,607
      54,295                    AAA/Aaa    Federal Home Loan Mortgage Corp.,
                                           7.652%, 4/1/25                                           55,395
      77,136                    AAA/Aaa    Federal Home Loan Mortgage Corp.,
                                           7.680%, 1/1/25                                           79,305
       3,796                    AAA/Aaa    Federal Home Loan Mortgage Corp.,
                                           7.936%, 2/1/33                                            3,955
   2,000,000                    AAA/Aaa    Federal National Mortgage Association,
                                           2.0%, 9/28/12                                         2,015,416
     307,748                    AAA/Aaa    Federal National Mortgage Association,
                                           5.0%, 7/1/15                                            321,610
     164,860                    AAA/Aaa    Federal National Mortgage Association,
                                           5.469%, 7/1/36                                          170,090
     542,559                    AAA/Aaa    Federal National Mortgage Association,
                                           5.5%, 1/1/12 - 12/1/35                                  572,558
   2,256,562                    AAA/Aaa    Federal National Mortgage Association,
                                           6.0%, 2/1/34 - 1/1/39                                 2,399,171
     581,907                    AAA/Aaa    Federal National Mortgage Association,
                                           6.339%, 12/1/36                                         595,191
   1,090,407                    AAA/Aaa    Federal National Mortgage Association,
                                           6.5%, 8/1/13 - 7/1/32                                 1,185,253
   1,558,817                    AAA/Aaa    Federal National Mortgage Association,
                                           7.0%, 5/1/12 - 1/1/36                                 1,691,389

The accompanying notes are an integral part of these financial statements.

             Pioneer Short Term Income Fund | Semiannual Report | 2/28/10     29

----------------------------------------------------------------------------------------------------------
                            S&P/Moody's
Principal       Floating    Ratings
Amount          Rate (d)    (unaudited)                                                      Value
----------------------------------------------------------------------------------------------------------
                                           U.S. Government Agency Obligations -- (continued)
$     98,272                   AAA/Aaa     Federal National Mortgage Association,
                                           7.243%, 12/1/28                                   $     101,397
     104,730                   AAA/Aaa     Federal National Mortgage Association,
                                           7.405%, 10/1/29                                         107,242
     252,992                   AAA/Aaa     Federal National Mortgage Association,
                                           7.586%, 10/1/29                                         260,223
     121,129                   AAA/Aaa     Federal National Mortgage Association,
                                           8.0%, 4/1/14                                            130,337
   1,000,000                   AAA/Aaa     Government National Mortgage
                                           Association, 3.025%, 12/16/49                         1,012,500
   1,131,043                   AAA/Aaa     Government National Mortgage
                                           Association, 6.0%, 5/20/13 - 11/15/36                 1,212,308
     369,891                   AAA/Aaa     Government National Mortgage
                                           Association, 6.5%, 5/15/31 - 10/15/37                   399,686
      32,065                   AAA/Aaa     Government National Mortgage
                                           Association, 7.0%, 11/15/13                              34,285
     392,372                   AAA/Aaa     Government National Mortgage
                                           Association, 7.5%, 8/15/11 - 10/15/36                   429,232
   5,500,000                   AAA/Aaa     U.S. Treasury Notes, 0.875%, 5/31/11                  5,532,219
   1,000,000                    NR/Aaa     U.S. Treasury Notes, 1.0%, 10/31/11                   1,006,250
   4,000,000                   AAA/Aaa     U.S. Treasury Notes, 1.0%, 7/31/11                    4,029,220
   2,000,000                   AAA/Aaa     U.S. Treasury Notes, 1.375%, 9/15/12                  2,013,750
   4,000,000                   AAA/Aaa     U.S. Treasury Notes, 1.5%, 7/15/12                    4,048,750
   2,000,000                   AAA/Aaa     U.S. Treasury Notes, 1.75%, 8/15/12                   2,034,376
   5,000,000                   AAA/Aaa     U.S. Treasury Notes, 1.875%, 6/15/12                  5,104,690
                                                                                             -------------
                                                                                             $  41,811,722
----------------------------------------------------------------------------------------------------------
                                           TOTAL U.S. GOVERNMENT AGENCY
                                           OBLIGATIONS
                                           (Cost $40,944,387)                                $  41,811,722
----------------------------------------------------------------------------------------------------------
                                           FOREIGN GOVERNMENT BONDS -- 0.2%
     250,000                      A/A2     Korea Development Bank, 5.3%, 1/17/13             $     265,943
----------------------------------------------------------------------------------------------------------
                                           TOTAL FOREIGN GOVERNMENT BONDS
                                           (Cost $249,642)                                   $     265,943
----------------------------------------------------------------------------------------------------------
                                           MUNICIPAL BONDS -- 0.5%
                                           Municipal General -- 0.5%
     760,000                     A+/A2     State of Illinois, 3.321%, 1/1/13                 $     773,254
----------------------------------------------------------------------------------------------------------
                                           TOTAL MUNICIPAL BONDS
                                           (Cost $772,251)                                   $     773,254
----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

30     Pioneer Short Term Income Fund | Semiannual Report | 2/28/10

----------------------------------------------------------------------------------------------------------------
                            S&P/Moody's
Principal       Floating    Ratings
Amount          Rate (d)    (unaudited)                                                             Value
----------------------------------------------------------------------------------------------------------------
                                           SENIOR FLOATING RATE LOAN
                                           INTERESTS -- 1.7%**
                                           MATERIALS -- 0.3%
                                           Metal & Glass Containers -- 0.1%
$     17,026        2.50          B+/B2    Graham Packaging Co., Term B
                                           Loan, 10/7/11                                            $     16,860
     161,964        6.75          B+/B2    Graham Packaging Co., Term C
                                           Loan, 4/5/14                                                  163,302
                                                                                                    ------------
                                                                                                    $    180,162
----------------------------------------------------------------------------------------------------------------
                                           Paper Packaging -- 0.2%
     263,115        3.00         BB/Ba2    Graphic Packaging International, Inc.,
                                           Incremental Term Loan, 5/16/14                           $    258,857
                                                                                                    ------------
                                           Total Materials                                          $    439,019
----------------------------------------------------------------------------------------------------------------
                                           CAPITAL GOODS -- 0.1%
                                           Construction & Farm Machinery & Heavy Trucks -- 0.1%
     144,587       10.00         D/Caa1    Accuride Corp., U.S. Advance Term
                                           Loan, 1/31/12                                            $    144,949
                                                                                                    ------------
                                           Total Capital Goods                                      $    144,949
----------------------------------------------------------------------------------------------------------------
                                           COMMERCIAL SERVICES & SUPPLIES -- 0.1%
                                           Environmental & Facilities Services -- 0.1%
     195,980        2.23           D/B2    Synagro Technologies, Inc., 1st Lien Term
                                           Loan, 4/2/14                                             $    174,422
                                                                                                    ------------
                                           Total Commercial Services & Supplies                     $    174,422
----------------------------------------------------------------------------------------------------------------
                                           CONSUMER SERVICES -- 0.1%
                                           Casinos & Gaming -- 0.1%
      42,250        6.00         CCC/B3    Fontainebleau Las Vegas, Delayed Draw
                                           Term Loan, 6/6/14                                        $      8,344
      84,500        6.00          NA/NA    Fontainebleau Las Vegas, Initial Term
                                           Loan, 6/6/14                                                   16,689
      16,583        2.75        BB-/Ba3    Gateway Casinos & Entertainment,
                                           Delayed Draw Term Loan, 9/30/14                                15,240
      81,875        2.75        BB-/Ba3    Gateway Casinos & Entertainment, Term
                                           Advance Loan, 9/30/14                                          75,243
                                                                                                    ------------
                                                                                                    $    115,516
                                                                                                    ------------
                                           Total Consumer Services                                  $    115,516
----------------------------------------------------------------------------------------------------------------
                                           RETAILING -- 0.1%
                                           Internet Retail -- 0.1%
     199,143        7.00       BBB-/Ba1    Ticketmaster Corp., Term B Loan, 7/25/14                 $    200,885
                                                                                                    ------------
                                           Total Retailing                                          $    200,885
----------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

             Pioneer Short Term Income Fund | Semiannual Report | 2/28/10     31

----------------------------------------------------------------------------------------------------------
                            S&P/Moody's
Principal       Floating    Ratings
Amount          Rate (d)    (unaudited)                                                      Value
----------------------------------------------------------------------------------------------------------
                                           HEALTH CARE EQUIPMENT & SERVICES -- 0.5%
                                           Health Care Facilities -- 0.3%
$     18,633        2.50        BB-/Ba3    CHS/Community Health Systems, Inc.,
                                           Delayed Draw Term Loan, 7/25/14                   $      17,450
     364,550        2.50        BB-/Ba3    CHS/Community Health Systems, Inc.,
                                           Funded Term Loan, 7/25/14                               341,401
      74,017        2.09         B+/Ba2    Psychiatric Solutions, Inc., Term
                                           Loan, 7/2/12                                             72,074
      19,724        2.25         B+/Ba2    Sun Health Care, Inc., Synthetic LC
                                           Loan, 4/19/14                                            18,659
      84,171        2.30         B+/Ba2    Sun Health Care, Inc., Term
                                           Loan, 4/19/14                                            79,626
                                                                                             -------------
                                                                                             $     529,210
----------------------------------------------------------------------------------------------------------
                                           Health Care Supplies -- 0.2%
      48,131        3.50         BB-/B1    Bausch & Lomb, Inc., Delayed Draw Term
                                           Loan, 4/24/15                                     $      46,273
     198,199        3.50         BB-/B1    Bausch & Lomb, Inc., Parent Term
                                           Loan, 4/24/15                                           190,546
                                                                                             -------------
                                                                                             $     236,819
                                                                                             -------------
                                           Total Health Care Equipment & Services            $     766,029
----------------------------------------------------------------------------------------------------------
                                           SOFTWARE & SERVICES -- 0.2%
                                           IT Consulting & Other Services -- 0.2%
     391,919        1.98         BB/Ba3    Sungard Data Systems, Inc., Tranche A
                                           U.S. Term Loan, 2/28/14                           $     377,529
                                                                                             -------------
                                           Total Software & Services                         $     377,529
----------------------------------------------------------------------------------------------------------
                                           TELECOMMUNICATION SERVICES -- 0.3%
                                           Integrated Telecommunication Services -- 0.3%
     468,631        3.24          B+/B2    Telesat Canada, Inc., U.S. Term I
                                           Loan, 10/31/14                                    $     457,835
      40,253        3.24          B+/B2    Telesat Canada, Inc., U.S. Term II
                                           Loan, 10/31/14                                           39,325
                                                                                             -------------
                                                                                             $     497,160
                                                                                             -------------
                                           Total Telecommunication Services                  $     497,160
----------------------------------------------------------------------------------------------------------
                                           TOTAL SENIOR FLOATING RATE
                                           LOAN INTERESTS
                                           (Cost $2,751,200)                                 $   2,715,509
----------------------------------------------------------------------------------------------------------
                                           TEMPORARY CASH INVESTMENTS -- 0.6%
                                           SECURITIES LENDING COLLATERAL -- 0.6% (c)
                                           Certificates of Deposit:
      27,366                               DnB NOR Bank ASA NY, 0.19%, 5/19/10               $      27,366
      32,840                               Rabobank Nederland NY, 0.19%, 3/2/10                     32,840
      27,366                               Royal Bank of Canada, 0.23%, 1/21/11                     27,366
      27,366                               Societe Generale, 0.21%, 3/4/10                          27,366

The accompanying notes are an integral part of these financial statements.

32     Pioneer Short Term Income Fund | Semiannual Report | 2/28/10

----------------------------------------------------------------------------------------------------------
                            S&P/Moody's
Principal       Floating    Ratings
Amount          Rate (d)    (unaudited)                                                      Value
----------------------------------------------------------------------------------------------------------
                                           Certificates of Deposit -- (continued)
$     27,370                               Svenska NY, 0.20%, 3/30/10                        $      27,370
       2,930                               Westpac Banking NY, 1.35%, 3/19/10                        2,930
       8,330                               BNP Paribas, 0.70%, 6/4/10                                8,330
      30,103                               CBA Financial, 0.27%, 1/3/11                             30,103
                                                                                             -------------
                                                                                             $     183,671
----------------------------------------------------------------------------------------------------------
                                           Commercial Paper:
      21,890                               BBVA London, 0.28%, 3/18/10                       $      21,890
      21,893                               American Honda Finance, 0.18%, 3/2/10                    21,893
      12,039                               JDCLLP, 0.15%, 4/7/10                                    12,039
      11,492                               JDCLLP, 0.15%, 4/9/10                                    11,492
      27,365                               NABPP, 0.19%, 3/8/10                                     27,365
      21,338                               PARFIN, 0.25%, 4/19/10                                   21,338
      27,350                               WSTPAC, 0.25%, 5/27/10                                   27,350
      27,364                               Cafco, 0.20%, 3/15/10                                    27,364
      30,102                               Char FD, 0.18%, 3/5/10                                   30,102
      16,419                               Ciesco, 0.20%, 3/8/10                                    16,419
      10,942                               Ciesco, 0.19%, 5/20/10                                   10,942
      27,355                               FASCO, 0.19%, 5/18/10                                    27,355
      13,707                               Kithaw, 0.21%, 3/2/10                                    13,707
      18,798                               Old LLC, 0.19%, 3/17/10                                  18,798
      10,943                               Old LLC, 0.18%, 5/11/10                                  10,943
       9,346                               Ranger, 0.20%, 3/12/10                                    9,346
      10,943                               Ranger, 0.18%, 5/3/10                                    10,943
       8,207                               SRCPP, 0.19%, 5/6/10                                      8,207
      20,904                               SRCPP, 0.17%, 4/6/11                                     20,904
       5,049                               STRAIT, 0.18%, 4/1/10                                     5,049
       5,317                               STRAIT, 0.18%, 5/7/10                                     5,317
      12,066                               STRAIT, 0.17%, 4/26/10                                   12,066
      15,048                               TB LLC, 0.20%, 3/15/10                                   15,048
      13,678                               TB LLC, 0.19%, 5/10/10                                   13,678
      16,438                               VARFUN, 0.16%, 3/22/10                                   16,438
      27,366                               Toyota Motor Credit Corp., 0.23%, 1/10/11                27,366
      31,196                               Bank of America, 0.85%, 5/12/10                          31,196
       5,473                               BBVA Senior US, 0.30%, 3/12/10                            5,473
      13,681                               GE, 0.30%, 1/26/11                                       13,681
       8,215                               GE Capital Corp., 0.43%, 8/20/10                          8,215
       2,962                               GE Capital Corp., 0.35%, 10/21/10                         2,962
       2,982                               GE Capital Corp., 0.31%, 10/6/10                          2,982
       3,052                               John Deere Capital Corp., 0.33%, 7/16/10                  3,052
      23,168                               JPMorgan Chase & Co., 0.57%, 9/24/10                     23,168
      31,031                               Santander, 0.30%, 7/23/10                                31,031
       5,869                               US Bancorp, 0.65%, 5/6/10                                 5,869
       2,740                               US Bancorp, 0.66%, 6/4/10                                 2,740

The accompanying notes are an integral part of these financial statements.

             Pioneer Short Term Income Fund | Semiannual Report | 2/28/10     33

----------------------------------------------------------------------------------------------------------
                            S&P/Moody's
Principal       Floating    Ratings
Amount          Rate (d)    (unaudited)                                                      Value
----------------------------------------------------------------------------------------------------------
                                           Commercial Paper -- (continued)
$     19,441                               WFC, 0.70%, 1/24/11                               $      19,441
      10,943                               WFC, 0.33%, 12/2/10                                      10,943
                                                                                             -------------
                                                                                             $     604,112
----------------------------------------------------------------------------------------------------------
                                           Tri-party Repurchase Agreements:
      38,322                               Deutsche Bank, 0.09%, 3/1/10                      $      38,322
     109,466                               Barclays Capital Markets, 0.11%, 3/1/10                 109,466
      43,786                               JPMorgan & Chase Co., 0.09%, 3/1/10                      43,786
                                                                                             -------------
                                                                                             $     191,574
----------------------------------------------------------------------------------------------------------
Shares
----------------------------------------------------------------------------------------------------------
                                           Money Market Mutual Fund:
      21,893                               Dreyfus Preferred Money Market Fund               $      21,893
                                                                                             -------------
                                           Total Securities Lending Collateral               $   1,001,250
----------------------------------------------------------------------------------------------------------
                                           TOTAL TEMPORARY CASH
                                           INVESTMENTS
                                           (Cost $1,001,250)                                 $   1,001,250
----------------------------------------------------------------------------------------------------------
                                           TOTAL INVESTMENT IN SECURITIES -- 97.4%
                                           (Cost $156,383,034) (a)                           $ 153,071,898
----------------------------------------------------------------------------------------------------------
                                           OTHER ASSETS AND
                                           LIABILITIES -- 2.6%                               $   4,097,523
----------------------------------------------------------------------------------------------------------
                                           TOTAL NET ASSETS -- 100.0%                        $ 157,169,421
==========================================================================================================

NR     Not rated by either S&P or Moody's.

WR     Withdrawn rating.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At February 28, 2010, the value of these securities amounted to $7,041,549 or 4.5% of total net assets.

** Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(a) At February 28, 2010, the net unrealized loss on investments based on cost for federal income tax purposes of $156,426,179 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $ 3,476,058
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                              (6,830,339)
                                                                                   -----------
       Net unrealized loss                                                         $(3,354,281)
                                                                                   ===========

The accompanying notes are an integral part of these financial statements.

34     Pioneer Short Term Income Fund | Semiannual Report | 2/28/10

(b)    At February 28, 2010, the following security was out on loan:

--------------------------------------------------------------------------------
Principal
Amount ($)           Security                                          Value
--------------------------------------------------------------------------------
  900,000            TNK-BP Finance SA, 7.5%, 3/13/13 (144A)           $ 958,500
--------------------------------------------------------------------------------

(c)    Securities lending collateral is managed by Credit Suisse AG, New York
       Branch.

(d) Debt obligation with a variable interest rate. Rate shown is rate at end of period.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended February 28, 2010 were as follows:

--------------------------------------------------------------------------------
                                                  Purchases         Sales
--------------------------------------------------------------------------------
Long-Term U.S. Government                         $  8,015,650      $  2,727,609
Other Long-Term Securities                        $ 35,610,707      $ 17,253,277

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 --   quoted prices in active markets for identical securities
  Level 2 --   other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 --   significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of February 28, 2010, in valuing the Fund's assets:

----------------------------------------------------------------------------------------------
                                       Level 1     Level 2          Level 3      Total
----------------------------------------------------------------------------------------------
Convertible Corporate Bonds            $     --    $     638,525    $      --    $     638,525
Asset Backed Securities                      --       12,688,276           --       12,688,276
Collateralized Mortgage Obligations          --       47,214,395      629,859       47,844,254
Corporate Bonds                              --       45,333,165           --       45,333,165
U.S. Government Agency Obligations           --       41,811,722           --       41,811,722
Foreign Government Bonds                     --          265,943           --          265,943
Municipal Bonds                              --          773,254           --          773,254
Senior Floating Rate Loan Interests          --        2,715,509           --        2,715,509
Temporary Cash Investments                   --          979,357           --          979,357
Money Market Mutual Funds                21,893               --           --           21,893
----------------------------------------------------------------------------------------------
Total                                  $ 21,893    $ 152,420,146    $ 629,859    $ 153,071,898
==============================================================================================

The accompanying notes are an integral part of these financial statements.

             Pioneer Short Term Income Fund | Semiannual Report | 2/28/10     35

Following is a reconciliation of assets using significant unobservable inputs (Level 3):

------------------------------------------------------------------------------------
                                                       Asset          Collateralized
                                                       Backed         Mortgage
                                                       Securities     Obligations
------------------------------------------------------------------------------------
Balance as of 8/31/09                                  $ 287,229      $  693,277
Realized gain (loss)(1)                                       70              --
Change in unrealized appreciation (depreciation)(2)      (79,584)        177,743
Net purchases (sales)                                     (3,125)       (241,161)
Transfers in and out of Level 3                         (204,590)             --
------------------------------------------------------------------------------------
Balance as of 2/28/10                                  $      --      $  629,859
====================================================================================

1 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized gain (loss) on investments in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.

36     Pioneer Short Term Income Fund | Semiannual Report | 2/28/10

Statement of Assets and Liabilities | 2/28/10 (unaudited)

ASSETS:
  Investment in securities, at value (including securities loaned of
   $958,500) (cost $156,383,034)                                           $153,071,898
  Cash                                                                        5,264,082
  Foreign currencies, at value (cost $63,090)                                    61,109
  Receivables --
   Paydown                                                                       20,705
   Fund shares sold                                                             236,514
   Dividends and interest                                                       987,650
   Forward foreign currency portfolio hedge contracts, open-net                  21,948
   Due from Pioneer Investment Management, Inc.                                   6,150
  Other                                                                          33,766
---------------------------------------------------------------------------------------
     Total assets                                                          $159,703,822
---------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                                         $  1,012,947
   Fund shares repurchased                                                       81,402
   Dividends                                                                    363,346
   Upon return of securities loaned                                           1,001,250
  Due to affiliates                                                              17,764
  Accrued expenses                                                               57,692
---------------------------------------------------------------------------------------
     Total liabilities                                                     $  2,534,401
---------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                          $168,479,405
  Distributions in excess of net investment income                             (149,633)
  Accumulated net realized loss on investments and foreign currency
   transactions                                                              (7,869,176)
  Net unrealized loss on investments                                         (3,311,136)
  Net unrealized gain on forward foreign currency contracts and other
   assets and liabilities denominated in foreign currencies                      19,961
---------------------------------------------------------------------------------------
     Total net assets                                                      $157,169,421
---------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $25,911,718/2,692,847 shares)                          $       9.62
  Class B (based on $6,342,725/659,527 shares)                             $       9.62
  Class C (based on $14,284,516/1,487,917 shares)                          $       9.60
  Class Y (based on $110,630,462/11,514,186 shares)                        $       9.61
MAXIMUM OFFERING PRICE:
  Class A ($9.62 [divided by] 97.5%)                                       $       9.87
=======================================================================================

The accompanying notes are an integral part of these financial statements.

             Pioneer Short Term Income Fund | Semiannual Report | 2/28/10     37

Statement of Operations (unaudited)

For the Six Months Ended 2/28/10

INVESTMENT INCOME:
  Interest                                                                 $3,181,209
  Income from securities loaned, net                                              281
-----------------------------------------------------------------------------------------------------
     Total investment income                                                               $3,181,490
-----------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                                          $  291,280
  Transfer agent fees
   Class A                                                                     16,666
   Class B                                                                      8,344
   Class C                                                                      6,222
   Class Y                                                                        600
  Distribution fees
   Class A                                                                     28,991
   Class B                                                                     31,792
   Class C                                                                     53,536
  Shareholder communication expense                                             9,121
  Administrative reimbursements                                                23,724
  Custodian fees                                                                6,866
  Registration fees                                                            22,319
  Professional fees                                                            38,321
  Printing expense                                                             24,488
  Fees and expenses of nonaffiliated trustees                                   3,558
  Miscellaneous                                                                22,877
-----------------------------------------------------------------------------------------------------
     Total expenses                                                                        $  588,705
     Less fees waived and expenses reimbursed by
       Pioneer Investment Management, Inc.                                                    (19,770)
-----------------------------------------------------------------------------------------------------
     Net expenses                                                                          $  568,935
-----------------------------------------------------------------------------------------------------
       Net investment income                                                               $2,612,555
=====================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized loss on:
   Investments                                                             $ (289,013)
   Forward foreign currency contracts and other assets and liabilities
     denominated in foreign currencies                                        (43,590)     $ (332,603)
-----------------------------------------------------------------------------------------------------
  Change in net unrealized gain on:
   Investments                                                             $3,849,783
   Forward foreign currency contracts and other assets and liabilities
     denominated in foreign currencies                                         33,572      $3,883,355
-----------------------------------------------------------------------------------------------------
  Net gain on investments and foreign currency transactions                                $3,550,752
-----------------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                                     $6,163,307
=====================================================================================================

The accompanying notes are an integral part of these financial statements.

38     Pioneer Short Term Income Fund | Semiannual Report | 2/28/10

Statements of Changes in Net Assets

For the Six Months Ended 2/28/10 and the Year Ended 8/31/09, respectively

--------------------------------------------------------------------------------------------------
                                                                   Six Months
                                                                   Ended
                                                                   2/28/10            Year Ended
                                                                   (unaudited)        8/31/09
--------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                              $  2,612,555       $  4,938,682
Net realized loss on investments and foreign currency
  transactions                                                         (332,603)          (126,966)
Change in net unrealized gain (loss) on investments and foreign
  currency transactions                                               3,883,355         (1,870,045)
--------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations            $  6,163,307       $  2,941,671
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.17 and $0.46 per share, respectively)               $   (416,576)      $   (705,053)
   Class B ($0.13 and $0.38 per share, respectively)                    (86,069)          (273,250)
   Class C ($0.13 and $0.39 per share, respectively)                   (147,021)          (261,030)
   Class Y ($0.18 and $0.49 per share, respectively)                 (2,057,455)        (5,053,655)
--------------------------------------------------------------------------------------------------
     Total distributions to shareowners                            $ (2,707,121)      $ (6,292,988)
--------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                   $ 36,128,522       $ 51,674,970
Shares issued in reorganization                                              --          2,948,475
Reinvestment of distributions                                           591,494          3,962,554
Cost of shares repurchased                                          (15,051,624)       (76,403,252)
--------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     Fund share transactions                                       $ 21,668,392       $(17,817,253)
--------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                           $ 25,124,578       $(21,168,570)
NET ASSETS:
Beginning of period                                                 132,044,843        153,213,413
--------------------------------------------------------------------------------------------------
End of period                                                      $157,169,421       $132,044,843
--------------------------------------------------------------------------------------------------
Distributions in excess of net investment income                   $   (149,633)      $    (55,067)
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

             Pioneer Short Term Income Fund | Semiannual Report | 2/28/10     39

----------------------------------------------------------------------------------------------
                                    '10 Shares     '10 Amount      '09 Shares     '09 Amount
                                    (unaudited)    (unaudited)
----------------------------------------------------------------------------------------------
Class A
Shares sold                         1,608,223      $15,322,302      1,481,394     $ 13,487,157
Shares issued in reorganization            --               --        310,760        2,815,490
Reinvestment of distributions          32,848          313,012         62,043          564,408
Less shares repurchased            (1,027,214)      (9,797,583)    (1,088,825)      (9,952,183)
----------------------------------------------------------------------------------------------
   Net increase                       613,857      $ 5,837,731        765,372     $  6,914,872
==============================================================================================
Class B
Shares sold                           114,737      $ 1,092,228        322,005     $  2,956,123
Reinvestment of distributions           7,126           67,844         20,043          181,876
Less shares repurchased              (163,129)      (1,550,717)      (356,583)      (3,254,647)
----------------------------------------------------------------------------------------------
   Net decrease                       (41,266)     $  (390,645)       (14,535)    $   (116,648)
==============================================================================================
Class C
Shares sold                           760,734      $ 7,228,982        973,568     $  8,938,734
Reinvestment of distributions          11,243          106,948         16,344          148,199
Less shares repurchased              (195,736)      (1,855,986)      (440,687)      (3,972,471)
----------------------------------------------------------------------------------------------
   Net increase                       576,241      $ 5,479,944        549,225     $  5,114,462
==============================================================================================
Class Y
Shares sold                         1,322,348      $12,485,010      2,855,292     $ 26,292,956
Shares issued in reorganization            --               --         14,694          132,985
Reinvestment of distributions          10,902          103,690        339,487        3,068,071
Less shares repurchased              (194,367)      (1,847,338)    (6,550,393)     (59,223,951)
----------------------------------------------------------------------------------------------
   Net increase (decrease)          1,138,883      $10,741,362     (3,340,920)    $(29,729,939)
==============================================================================================

The accompanying notes are an integral part of these financial statements.

40     Pioneer Short Term Income Fund | Semiannual Report | 2/28/10

Financial Highlights

------------------------------------------------------------------------------------------------------------------------------------
                                                       Six Months
                                                       Ended
                                                       2/28/10       Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                       (unaudited)   8/31/09      8/31/08      8/31/07      8/31/06      8/31/05
------------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                   $  9.40       $  9.52      $  9.76      $  9.75      $  9.84      $ 10.02
------------------------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                 $  0.16       $  0.37      $  0.45      $  0.43      $  0.29      $  0.27
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions           0.23         (0.03)       (0.24)        0.02        (0.06)       (0.14)
------------------------------------------------------------------------------------------------------------------------------------
  Net increase from investment operations              $  0.39       $  0.34      $  0.21      $  0.45      $  0.23      $  0.13
Distributions to shareowners:
 Net investment income                                   (0.17)        (0.46)       (0.45)       (0.44)       (0.32)       (0.31)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value             $  0.22       $ (0.12)     $ (0.24)     $  0.01      $ (0.09)     $ (0.18)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $  9.62       $  9.40      $  9.52      $  9.76      $  9.75      $  9.84
====================================================================================================================================
Total return*                                             4.18%         3.90%        2.18%        4.68%        2.38%        1.31%
Ratio of net expenses to average net assets+              0.90%**       0.90%        0.91%        0.91%        0.90%        0.90%
Ratio of net investment income to average net assets+     3.45%**       3.59%        4.60%        4.27%        3.05%        2.68%
Portfolio turnover rate                                     29%**         43%          34%          78%          81%          71%
Net assets, end of period (in thousands)               $25,912       $19,544      $12,499      $13,184      $21,701      $11,512
Ratios with no waiver of fees and assumption of
 expenses by the Adviser and no reduction for fees
 paid indirectly:
 Net expenses                                             1.04%**       1.15%        1.00%        1.00%        0.99%        1.40%
 Net investment income                                    3.31%**       3.35%        4.51%        4.18%        2.96%        2.18%
Ratios with waiver of fees and assumption of expenses
 by the Adviser and reduction for fees paid
 indirectly:
 Net expenses                                             0.90%**       0.90%        0.90%        0.90%        0.90%        0.90%
 Net investment income                                    3.45%**       3.59%        4.61%        4.28%        3.05%        2.68%
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.
**   Annualized.

The accompanying notes are an integral part of these financial statements.

              Pioneer Short Term Income Fund | Semiannual Report | 2/28/10    41

------------------------------------------------------------------------------------------------------------------------------------
                                                        Six Months
                                                        Ended
                                                        2/28/10      Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                        (unaudited)  8/31/09      8/31/08      8/31/07      8/31/06      8/31/05
Class B
Net asset value, beginning of period                    $  9.39      $  9.50      $  9.75      $  9.75      $  9.84      $ 10.01
------------------------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                  $  0.12      $  0.28      $  0.36      $  0.34      $  0.20      $  0.18
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions            0.24        (0.01)       (0.25)        0.01        (0.05)       (0.13)
------------------------------------------------------------------------------------------------------------------------------------
  Net increase from investment operations               $  0.36      $  0.27      $  0.11      $  0.35      $  0.15      $  0.05
Distributions to shareowners:
 Net investment income                                    (0.13)       (0.38)       (0.36)       (0.35)       (0.24)       (0.22)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in net asset value                         $  0.23      $ (0.11)     $ (0.25)     $    --      $ (0.09)     $ (0.17)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $  9.62      $  9.39      $  9.50      $  9.75      $  9.75      $  9.84
====================================================================================================================================
Total return*                                              3.83%        3.06%        1.16%        3.64%        1.56%        0.56%
Ratio of net expenses to average net assets+               1.80%**      1.80%        1.80%        1.82%        1.80%        1.74%
Ratio of net investment income to average net assets+      2.60%**      3.15%        3.72%        3.37%        2.14%        1.68%
Portfolio turnover rate                                      29%**        43%          34%          78%          81%          71%
Net assets, end of period (in thousands)                $ 6,343      $ 6,582      $ 6,798      $ 8,969      $14,959      $ 3,338
Ratios with no waiver of fees and assumption of
 expenses by the Adviser and no reduction for fees
 paid indirectly:
 Net expenses                                              1.91%**      1.95%        1.85%        1.88%        1.82%        2.29%
 Net investment income                                     2.49%**      3.00%        3.67%        3.31%        2.12%        1.13%
Ratios with waiver of fees and assumption of
 expenses by the Adviser and reduction for fees paid
 indirectly:
 Net expenses                                              1.80%**      1.80%        1.80%        1.80%        1.80%        1.74%
 Net investment income                                     2.60%**      3.15%        3.72%        3.39%        2.14%        1.68%
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.
**   Annualized.

The accompanying notes are an integral part of these financial statements.

42    Pioneer Short Term Income Fund | Semiannual Report | 2/28/10

------------------------------------------------------------------------------------------------------------------------------------
                                                       Six Months
                                                       Ended
                                                       2/28/10      Year Ended   Year Ended    Year Ended   Year Ended   Year Ended
                                                       (unaudited)  8/31/09      8/31/08       8/31/07      8/31/06      8/31/05
------------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                   $  9.38      $  9.49      $  9.74       $  9.73      $  9.82      $ 10.00
------------------------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                 $  0.13      $  0.29      $  0.37       $  0.35      $  0.21      $  0.20
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions           0.22        (0.01)       (0.25)         0.01       (0.07)        (0.14)
------------------------------------------------------------------------------------------------------------------------------------
  Net increase from investment operations              $  0.35      $  0.28      $  0.12       $  0.36      $  0.14      $  0.06
Distributions to shareowners:
 Net investment income                                   (0.13)       (0.39)       (0.37)        (0.35)       (0.23)       (0.24)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value             $  0.22      $ (0.11)     $ (0.25)      $  0.01      $ (0.09)     $ (0.18)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $  9.60      $  9.38      $  9.49       $  9.74      $  9.73      $  9.82
====================================================================================================================================
Total return*                                             3.75%        3.14%        1.25%         3.79%        1.47%        0.58%
Ratio of net expenses to average net assets+              1.74%**      1.79%        1.73%         1.72%        1.78%        1.69%
Ratio of net investment income to average net assets+     2.60%**      2.74%        3.77%         3.45%        2.16%        1.95%
Portfolio turnover rate                                     29%**        43%          34%           78%          81%          71%
Net assets, end of period (in thousands)               $14,285      $ 8,549      $ 3,441       $ 2,879      $ 5,964      $ 4,804
Ratios with no waiver of fees and assumption of
 expenses by the Adviser and no reduction for fees
 paid indirectly:
 Net expenses                                             1.74%**      1.79%        1.73%         1.72%        1.78%        2.38%
 Net investment income                                    2.60%**      2.74%        3.77%         3.45%        2.16%        1.26%
Ratios with waiver of fees and assumption of expenses
 by the Adviser and reduction for fees paid
 indirectly:
 Net expenses                                             1.74%**      1.79%        1.73%         1.71%        1.78%        1.69%
 Net investment income                                    2.60%**      2.74%        3.77%         3.46%        2.16%        1.95%
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.
**   Annualized.

The accompanying notes are an integral part of these financial statements.

              Pioneer Short Term Income Fund | Semiannual Report | 2/28/10    43

------------------------------------------------------------------------------------------------------------------------------------
                                                        Six Months
                                                        Ended
                                                        2/28/10       Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                        (unaudited)   8/31/09      8/31/08      8/31/07      8/31/06      8/31/05
------------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                    $   9.38      $   9.51     $   9.76     $   9.76     $   9.85     $  10.01
------------------------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                  $   0.18      $   0.40     $   0.48     $   0.45     $   0.32     $   0.30
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions             0.23         (0.04)       (0.24)        0.02        (0.06)       (0.12)
------------------------------------------------------------------------------------------------------------------------------------
  Net increase from investment operations               $   0.41      $   0.36     $   0.24     $   0.47     $   0.26     $   0.18
Distributions to shareowners:
 Net investment income                                     (0.18)        (0.49)       (0.49)       (0.47)       (0.35)       (0.34)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in net asset value                         $   0.23      $  (0.13)    $  (0.25)    $     --     $  (0.09)    $  (0.16)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $   9.61      $   9.38     $   9.51     $   9.76     $   9.76     $   9.85
====================================================================================================================================
Total return*                                               4.45%         4.11%        2.45%        4.96%        2.73%        1.86%
Ratio of net expenses to average net assets+                0.60%**       0.63%        0.55%        0.53%        0.53%        0.58%
Ratio of net investment income to average net assets+       3.78%**       4.36%        4.98%        4.68%        3.37%        2.53%
Portfolio turnover rate                                       29%**         43%          34%          78%          81%          71%
Net assets, end of period (in thousands)                $110,630      $ 97,370     $130,475     $189,724     $148,514     $ 17,672
Ratios with no waiver of fees and assumption of
 expenses by the Adviser and no reduction for fees
 paid indirectly:
 Net expenses                                               0.60%**       0.63%        0.55%        0.53%        0.53%        0.99%
 Net investment income                                      3.78%**       4.36%        4.98%        4.68%        3.37%        2.12%
Ratios with waiver of fees and assumption of expenses
 by the Adviser and reduction for fees paid
 indirectly:
 Net expenses                                               0.60%**       0.63%        0.55%        0.53%        0.53%        0.58%
 Net investment income                                      3.78%**       4.36%        4.98%        4.68%        3.37%        2.53%
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
+    Ratio with no reduction for fees paid indirectly.
**   Annualized.

The accompanying notes are an integral part of these financial statements.

44    Pioneer Short Term Income Fund | Semiannual Report | 2/28/10

Notes to Financial Statements | 2/28/10 (unaudited)

1.   Organization and Significant Accounting Policies

Pioneer Short Term Income Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek a high level of current income to the extent consistent with a relatively high level of stability of principal.

The Fund offers four classes of shares designated as Class A, Class B, Class C, and Class Y shares. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses, such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of underlying issuers and their inability to meet their debt obligations. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the

             Pioneer Short Term Income Fund | Semiannual Report | 2/28/10     45

Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. Senior floating rate loan interests (senior loans) are valued in accordance with guidelines established by the Board of Trustees at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation. For the limited number of senior loans for which no reliable price quotes are available, such senior loans will be valued by Loan Pricing Corporation through the use of pricing matrices to determine valuations. Fixed income securities with remaining maturity of more than sixty days are valued at prices supplied by independent pricing services, which consider such factors as market prices, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which independent pricing services are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees and may include yield equivalents or a pricing matrix.

     The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices. At February 28, 2010, there were no securities that were valued using fair value methods (other than securities valued using prices supplied by independent pricing services). Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Money market mutual funds are valued at net asset value.

     Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and

46     Pioneer Short Term Income Fund | Semiannual Report | 2/28/10
     such accretion/amortization is included in interest income. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.   Forward Foreign Currency Contracts

     The Fund may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 6).

D.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net

             Pioneer Short Term Income Fund | Semiannual Report | 2/28/10     47
     investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of current year distributions paid will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended August 31, 2009 was as follows:

--------------------------------------------------------------------------------
                                                                            2009
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                                       $6,292,988
--------------------------------------------------------------------------------
   Total                                                              $6,292,988
================================================================================

     The following shows the components of distributable earnings on a federal income tax basis at August 31, 2009:

--------------------------------------------------------------------------------
                                                                           2009
--------------------------------------------------------------------------------
Distributable earnings:
Undistributed ordinary income                                     $     257,667
Capital loss carryforward                                            (6,559,697)
Post-October loss deferred                                             (917,360)
Dividends payable                                                      (342,771)
Unrealized depreciation                                              (7,204,009)
--------------------------------------------------------------------------------
   Total                                                          $ (14,766,170)
================================================================================

     The difference between book-basis and tax-basis unrealized depreciation is attributable to the tax treatment of premium and amortization, the mark-to-market of foreign currency contracts and adjustments relating to catastrophe bonds.

E.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned approximately $1,399 in underwriting commissions on the sale of Class A shares for the six months ended February 28, 2010.

F.   Class Allocations

     Income, common expenses, and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, and Class C shares of the Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. Shareowners of each class participate in all expenses and fees paid to the transfer agent,

48     Pioneer Short Term Income Fund | Semiannual Report | 2/28/10

     Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time except that net investment income dividends to Class A, Class B, Class C and Class Y shares can reflect different transfer agent and distribution expense rates.

G.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc.
     (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

H.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the fair value of the securities loaned, which is invested in temporary investments. Credit Suisse AG, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends or interest on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the fair value of the loaned securities. If the required market value of the collateral is less than the fair value of the loaned securities, the borrower is required to deliver additional collateral for the account of the Fund prior to the close of the next business day. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund is required to

             Pioneer Short Term Income Fund | Semiannual Report | 2/28/10     49
     return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.40% of the Fund's average daily net assets.

PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 0.90%, 1.80%, 1.80% and 0.79% of the average daily net assets attributable to Class A, Class B, Class C and Class Y shares, respectively. These expense limitations are in effect through January 1, 2012 for Class A shares, through January 1, 2011 for Class B and Class C shares and through June 1, 2012 for Class Y shares. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the dates referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting, and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $6,784 in management fees, administrative costs and certain other reimbursements payable to PIM at February 28, 2010.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended February 28, 2010, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
Shareholder Communications:
--------------------------------------------------------------------------------
Class A                                                                   $6,220
Class B                                                                    1,487
Class C                                                                    1,399
Class Y                                                                       15
--------------------------------------------------------------------------------
   Total                                                                  $9,121
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $8,759 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at February 28, 2010.

50     Pioneer Short Term Income Fund | Semiannual Report | 2/28/10

4.   Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $2,221 in distribution fees payable to PFD at February 28, 2010.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares that are redeemed within three years of purchase are subject to a CDSC at declining rates beginning at 2.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to PFD. For the six months ended February 28, 2010, CDSCs in the amount of $4,444 were paid to PFD.

5.   Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS, resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended February 28, 2010, the Fund's expenses were not reduced under such arrangements.

6.   Forward Foreign Currency Contracts

At February 28, 2010, the Fund had entered into various forward foreign currency contracts that obligate the Fund to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency contract, the Fund may close out such contract by entering into an offsetting contract. The average principal of contracts open

             Pioneer Short Term Income Fund | Semiannual Report | 2/28/10     51
during the six months ended February 28, 2010 was 2,525,000. Open portfolio hedges at February 28, 2010 were as follows:

--------------------------------------------------------------------------------
               Net                                                    Net
               Contracts to   In Exchange   Settlement                Unrealized
Currency       deliver        For           Date         Value        Gain
--------------------------------------------------------------------------------
NOK
(Norwegian
Krone)         (2,525,000)    $448,610      3/3/10       $(426,662)   $21,948

At February 28, 2010, the Fund had no outstanding settlement hedges.

7.   Reorganization Information

On May 8, 2009, beneficial owners of Regions Morgan Keegan Select Limited Maturity Fixed Income Fund approved a proposed Agreement and Plan of Reorganization that provided for the reorganization listed below. This tax-free reorganization was accomplished on May 15, 2009 ("Closing Date"), by exchanging the assets and stated liabilities of Regions Morgan Keegan Select Limited Maturity Fixed Income Fund for shares of Pioneer Short Term Income Fund. Shareholders holding Class A, Class C and Class I shares of Regions Morgan Keegan Select Limited Maturity Fixed Income Fund received Class A, Class A and Class Y shares, respectively, of Pioneer Short Term Income Fund in the reorganization. The following charts show the details of the reorganization as of that Closing Date:

-----------------------------------------------------------------------------------------------
                                               Regions Morgan             Pioneer
                       Pioneer Short Term      Keegan Limited Maturity    Short Term
                       Income Fund             Fixed Income Fund          Income Fund
                       (Pre-Reorganization)    (Pre-Reorganization)       (Post-Reorganization)
-----------------------------------------------------------------------------------------------
 Net Assets
 Class A               $14,463,249             $2,568,326                 $  17,278,739*
 Class B               $ 6,457,009                     --                 $   6,457,009
 Class C               $ 6,717,464             $  247,164                 $   6,717,464*
 Class Y/I             $70,142,312             $  132,985                 $  70,275,297
-----------------------------------------------------------------------------------------------
 Total Net Assets      $97,780,034             $2,948,475                 $ 100,728,509
-----------------------------------------------------------------------------------------------
 Shares Outstanding
 Class A                 1,596,197                340,313                     1,906,957*
 Class B                   713,308                     --                       713,308
 Class C                   742,845                 32,753                       742,845*
 Class Y/I               7,751,275                 17,619                     7,765,969
 Shares Issued in
  Reorganization
 Class A                                                                        310,760
 Class Y                                                                         14,694

52     Pioneer Short Term Income Fund | Semiannual Report | 2/28/10

--------------------------------------------------------------------------------------------------
                                                                   Unrealized         Accumulated
                                                                   Depreciation On    Gain On
                                                                   Closing Date       Closing Date
--------------------------------------------------------------------------------------------------
Regions Morgan Keegan Select Limited Maturity Fixed Income Fund    $  (189,329)       $16,539

* On Closing Date, Class C shares of Regions Morgan Keegan Select Limited Maturity Fixed Income Fund were exchanged for Class A shares of Pioneer Short Term Income Fund.

9.   Additional Disclosures about Derivative Instruments and Hedging Activities:

Fair values of derivative instruments as of February 28, 2010:

-------------------------------------------------------------------------------------------
Derivatives Not
Accounted For As
Hedging Instruments
Under Accounting
Codification Standards
(ASC) 815 (formerly
FASB Statement 133)           Asset Derivatives 2010           Liabilities Derivatives 2010
-------------------------------------------------------------------------------------------
                              Balance Sheet    Fair            Balance Sheet    Fair
                              Location         Value           Location         Value
-------------------------------------------------------------------------------------------
Foreign Exchange Contracts    Receivables*     $ 21,948        Payables         $--
Total                                          $ 21,948                         $--

* Foreign exchange contracts are shown as a net receivable on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended February 28, 2010 was as follows:

--------------------------------------------------------------------------------------------------------
Derivatives Not
Accounted For As                                                                          Change in
Hedging Instruments           Location of Gain                                            Unrealized
Under Accounting              or (Loss) On                            Realized Gain on    Gain or (Loss)
Codification Standards        Derivatives                             Derivatives         on Derivatives
(ASC) 815 (formerly           Recognized                              Recognized          Recognized
FASB Statement 133)           in Income                               in Income           in Income
--------------------------------------------------------------------------------------------------------
Foreign Exchange              Net realized gain on forward foreign    $ 7,229
Contracts                     currency contracts and other assets
                              and liabilities denominated in
                              foreign currencies

Foreign Exchange              Change in unrealized gain (loss) on                         $35,613
Contracts                     forward foreign currency contracts
                              and other assets and liabilities
                              denominated in foreign currencies

10.  Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure through April 22, 2010 and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

             Pioneer Short Term Income Fund | Semiannual Report | 2/28/10     53

Approval of Investment Advisory Agreement (unaudited)

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Short Term Income Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. In order for PIM to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement for the Fund.

The contract review process began in March 2009 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2009, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement. The contract review materials were provided to the Trustees in August 2009. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM in September 2009, and materials were provided in response to this request. Meetings of the independent Trustees of the Fund were held in July, September, October, and November, 2009 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

At a meeting held on November 10, 2009, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In considering the renewal of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund, its research process and its process for trade execution. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees also considered the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex.

54     Pioneer Short Term Income Fund | Semiannual Report | 2/28/10

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the fourth quintile of its Morningstar category for the one and three year periods ended June 30, 2009. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees discussed the Fund's underperformance with PIM and were satisfied with the information presented by PIM with respect to the Fund's performance.

Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Trust Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2009 was in the second quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2009 was in the fourth quintile relative to its Strategic Insight peer group for the comparable period.

The Trustees also reviewed management fees charged by PIM to its institutional and other clients. In evaluating the fees associated with PIM's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted

             Pioneer Short Term Income Fund | Semiannual Report | 2/28/10     55
that in some instances the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of the services provided by PIM. The Trustees also concluded that the Fund's expense ratio was reasonable taking into account the nature and quality of services provided by PIM and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Funds. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during the difficult year in 2008 for financial markets, as the level of services was maintained notwithstanding a significant decline in PIM's fee revenues from the Funds. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

56     Pioneer Short Term Income Fund | Semiannual Report | 2/28/10

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Fund.

             Pioneer Short Term Income Fund | Semiannual Report | 2/28/10     57

Trustees, Officers and Service Providers

Trustees                       Officers
John F. Cogan, Jr., Chairman   John F. Cogan, Jr., President
David R. Bock                  Daniel K. Kingsbury, Executive
Mary K. Bush                     Vice President
Benjamin M. Friedman           Mark E. Bradley, Treasurer
Margaret B.W. Graham
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

58     Pioneer Short Term Income Fund | Semiannual Report | 2/28/10

                            This page for your notes.

             Pioneer Short Term Income Fund | Semiannual Report | 2/28/10     59

                            This page for your notes.

60     Pioneer Short Term Income Fund | Semiannual Report | 2/28/10

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                   www.pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Short Term Income Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 29, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 29, 2010


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date April 29, 2010

* Print the name and title of each signing officer under his or her signature.